Pioneer Bond Fund
Schedule of Investments  |  September 30, 2022

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

Schedule of Investments  |  9/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 112.7%
	Senior Secured Floating Rate Loan Interests — 0.5% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,407,925	LSF11 A5 HoldCo LLC, Term Loan, 6.649% (SOFR + 350 bps), 10/15/28	$ 1,320,810
4,310,437	Schweitzer-Mauduit International, Inc., Term B Loan, 6.875% (Term SOFR + 375 bps), 4/20/28	4,035,647
	Total Chemicals-Diversified	$5,356,457
	Electric-Generation — 0.0%†
332,209	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 7.424% (LIBOR + 375 bps), 10/2/25	$ 284,537
	Total Electric-Generation	$284,537
	Electronic Composition — 0.0%†
1,013,989	Energy Acquisition LP, First Lien Initial Term Loan, 7.365% (LIBOR + 425 bps), 6/26/25	$ 945,545
	Total Electronic Composition	$945,545
	Finance-Leasing Company — 0.0%†
616,073	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 4.514% (LIBOR + 150 bps), 2/12/27	$ 591,173
	Total Finance-Leasing Company	$591,173
	Medical-Wholesale Drug Distribution — 0.1%
2,203,925	Owens & Minor, Inc., Term B-1 Loan, 6.884% (Term SOFR + 375 bps), 3/29/29	$ 2,162,601
	Total Medical-Wholesale Drug Distribution	$2,162,601
	Metal Processors & Fabrication — 0.1%
3,489,750	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 7.702% (LIBOR + 400 bps), 10/12/28	$ 3,123,326
	Total Metal Processors & Fabrication	$3,123,326
	Physical Practice Management — 0.0%
928,796	Team Health Holdings, Inc., Extended Term Loan, 8.284% (Term SOFR + 525 bps), 3/2/27	$ 797,604
	Total Physical Practice Management	$797,604
	Recreational Centers — 0.0%†
190,787	Fitness International LLC, Term B Loan, 6.365% (LIBOR + 325 bps), 4/18/25	$ 178,767
	Total Recreational Centers	$178,767
1Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
1,111,600	PECF USS Intermediate Holding III Corp., Initial Term Loan, 7.365% (LIBOR + 425 bps), 12/15/28	$ 953,892
	Total Rental Auto & Equipment	$953,892
	Retail — 0.0%†
346,800	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.282% (LIBOR + 450 bps), 9/12/24	$ 326,166
	Total Retail	$326,166
	Retail-Restaurants — 0.1%
1,376,526	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 4.871% (LIBOR + 175 bps), 11/19/26	$ 1,320,390
	Total Retail-Restaurants	$1,320,390
	Schools — 0.0%†
1,060,989	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.865% (LIBOR + 375 bps), 2/21/25	$ 1,005,618
	Total Schools	$1,005,618
	Telephone-Integrated — 0.0%†
627,394	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 4.865% (LIBOR + 175 bps), 3/1/27	$ 597,705
	Total Telephone-Integrated	$597,705
	Transport-Equipment & Leasing — 0.1%
2,626,250	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 6.689% (LIBOR + 375 bps), 9/11/23	$ 2,444,600
	Total Transport-Equipment & Leasing	$2,444,600
	Total Senior Secured Floating Rate Loan Interests (Cost $21,494,269)	$20,088,381

	Asset Backed Securities — 8.4% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 518,990
327,872(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 3.048% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	319,376
1,750,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 4.66% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	1,721,275
2,476,532	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	2,185,231
Pioneer Bond Fund |  | 9/30/222

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	$ 2,616,886
5,415,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	4,954,258
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,929,931
3,175,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class C, 5.01% (1 Month Term SOFR + 216 bps), 2/15/35 (144A)	3,097,908
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 4.668% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	6,506,378
9,175,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 5.718% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	8,512,024
11,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 4.585% (SOFR30A + 230 bps), 1/15/37 (144A)	11,297,559
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 6.295% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,444,213
8,478,500	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,841,024
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 4.585% (SOFR30A + 230 bps), 2/15/37 (144A)	4,838,815
238,092	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	233,850
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 5.528% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,367,384
5,866,901(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	5,478,038
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,078,571
346,013(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 3.734% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	338,164
3,161,013	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	3,121,781
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	11,829,512
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,033,559
3Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
460,104	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	$ 446,883
8,321,625	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	7,175,446
1,515,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,487,729
1,650,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	1,577,000
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	3,729,625
104,185	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	104,137
128,093	FCI Funding LLC, Series 2019-1A, Class B, 0.000%, 2/18/31 (144A)	127,987
12,575,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	11,649,965
5,382,614	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	4,953,836
8,037,611(b)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	7,293,518
8,405,762(b)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	7,491,635
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 7.06% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	1,415,292
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 10.41% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	823,669
1,000,000(a)	Fort Washington CLO, Series 2019-1A, Class ER, 9.46% (3 Month USD LIBOR + 675 bps), 10/20/32 (144A)	780,759
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,272,674
3,247,765	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,911,174
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,546,858
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 5.577% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,589,000
3,988,800	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,736,528
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 4.739% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	3,227,054
Pioneer Bond Fund |  | 9/30/224

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
513,944	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	$ 475,313
5,905,350	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,529,262
3,048,352	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,638,303
4,273,032	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,560,452
2,094,842	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	2,074,220
666,243	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	199,817
183,300	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	54,975
3,349,520(a)	Invitation Homes Trust, Series 2018-SFR1, Class C, 4.243% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,296,210
3,251,237	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,858,209
5,166,968	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,556,671
167,487	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	163,587
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,761,451
4,750,000(c)	Libra Solutions LLC, 9.066%, 10/15/34 (144A)	4,688,817
63,007(a)	M360 LLC, Series 2019-CRE2, Class A, 4.36% (1 Month Term SOFR + 151 bps), 9/15/34 (144A)	63,000
2,688,866	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	2,673,256
6,930,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	6,583,497
9,635,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 5.543% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	9,108,139
1,845,746	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,600,459
123,374	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	123,053
855,789	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	737,687
463,917	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	427,830
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,025,007
5Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 5.769% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	$ 2,590,254
856,667(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 5.084% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	852,106
192,147	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	191,903
3,000,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	2,958,153
3,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	2,940,381
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,100,292
4,315,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	3,969,804
2,248,043	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	2,071,670
1,384,153	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,363,903
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 4.884% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	3,858,800
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 7.834% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	3,574,060
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 4.928% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,770,125
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,326,510
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,798,047
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,255,082
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 5.034% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	7,823,238
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 6.484% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,584,128
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,099,831
Pioneer Bond Fund |  | 9/30/226

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	$ 2,007,389
775,109	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	748,243
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,767,428
3,255,456	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	3,138,445
6,975,000(d)	SBA Tower Trust, 3.869%, 10/8/24 (144A)	6,745,139
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,326,045
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 5.56% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,573,675
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 6.433% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	2,395,792
5,772,841	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	5,276,940
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 4.235% (SOFR30A + 195 bps), 11/15/38 (144A)	9,959,662
230,297	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.30%, 11/15/24 (144A)	230,022
3,700,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	3,582,485
8,590,161	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	7,898,275
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,667,120
44,380	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	43,429
45,601	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	45,791
91,787	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	91,001
69,689	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	69,292
63,713	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	64,342
54,102	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	55,252
21,073	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	20,750
7Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
47,582	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	$ 46,363
4,000,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	3,899,934
523,605	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	517,956
906,757	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	870,715
435,157	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	419,402
2,367,873	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	2,346,893
10,861,974	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	10,211,666
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 9.883% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	1,517,008
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 4.412% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	1,449,163
	Total Asset Backed Securities (Cost $389,717,532)	$359,918,615

	Collateralized Mortgage Obligations—14.7% of Net Assets
4,696,130(b)	Bayview MSR Opportunity Master Fund Trust, Series 2022-5, Class B2, 3.472%, 2/25/52 (144A)	$ 3,357,657
1,090,005(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.934% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,087,825
7,010,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 5.834% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	6,824,166
659,160(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.834% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	658,312
3,725,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 5.784% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,703,892
5,660,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 6.784% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	5,696,072
4,910,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 7.934% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	4,865,446
Pioneer Bond Fund |  | 9/30/228

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,469,073(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 6.684% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	$ 3,462,156
9,810,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 5.431% (SOFR30A + 315 bps), 9/25/31 (144A)	8,399,689
6,767,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 5.981% (SOFR30A + 370 bps), 1/26/32 (144A)	6,315,764
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	10,558,428
3,446,141(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,940,104
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,817,446
1,597,280(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	1,540,663
3,202,562(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	2,999,051
3,580,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	3,211,594
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,854,747
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,451,051
3,485,000(b)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,194,754
7,600,000(b)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	6,882,685
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	2,910,721
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,941,169
5,751,314(b)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	4,293,972
6,587,886(b)	CIM Trust, Series 2021-J2, Class B1, 2.674%, 4/25/51 (144A)	5,374,108
3,353,710(b)	CIM Trust, Series 2021-J2, Class B2, 2.674%, 4/25/51 (144A)	2,581,116
3,206,247(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.707%, 5/25/51 (144A)	2,396,766
252,696(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 5.234% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	251,975
9Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,260,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 5.281% (SOFR30A + 300 bps), 1/25/42 (144A)	$ 8,454,273
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,877,159
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,736,897
1,450,000(b)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,365,387
1,727,526(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.784% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,713,993
6,126,937(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 4.884% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,088,923
2,870,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 5.731% (SOFR30A + 345 bps), 4/25/34 (144A)	2,772,749
199,649(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.577%, 7/25/43	198,723
5,317,621(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 3.732% (1 Month USD LIBOR + 655 bps), 8/15/42	622,615
3,092,179(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	605,408
5,952,291(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5018, Class EI, 4.00%, 10/25/50	1,231,498
3,244,399(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	632,512
56,617	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	56,151
2,586,530(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	532,881
3,951,043(b)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.50%, 6/25/51 (144A)	3,058,510
175,694,523(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.209%, 6/1/51 (144A)	1,706,152
6,940,000(a)	Freddie Mac STACR REMIC Trust, Series 2019-HRP1, Class M3, 5.334% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	6,435,996
7,264,631(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 8.184% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	7,337,283
8,960,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 9.084% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,256,724
Pioneer Bond Fund |  | 9/30/2210

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
38,637(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class M2, 6.834% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	$ 38,628
3,047,254(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 5.081% (SOFR30A + 280 bps), 10/25/50 (144A)	3,046,804
3,400,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 7.931% (SOFR30A + 565 bps), 12/25/50 (144A)	2,795,760
9,475,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 6.031% (SOFR30A + 375 bps), 2/25/42 (144A)	8,657,795
5,590,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 5.181% (SOFR30A + 290 bps), 4/25/42 (144A)	5,275,555
1,560,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1B, 5.781% (SOFR30A + 350 bps), 3/25/42 (144A)	1,492,733
5,000,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 9.681% (SOFR30A + 740 bps), 11/25/50 (144A)	4,508,026
1,629,844(b)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	1,542,027
95,394	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	95,500
45,303	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	44,933
357,385	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	346,280
15,212,773(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,681,863
13,223,133(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 0.336% (1 Month USD LIBOR + 335 bps), 1/20/50	291,032
3,002,238(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.758%, 6/25/51 (144A)	1,962,595
6,071,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,749,930
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,320,725
175,799(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	161,861
11Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,113,615(b)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.39%, 4/25/52 (144A)	$ 1,526,568
3,000,223(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.936%, 2/26/52 (144A)	2,132,386
7,270,709(b)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A4, 2.50%, 7/25/52 (144A)	5,700,977
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 4.734% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,772,110
3,144,640(a)	Home Re, Ltd., Series 2020-1, Class M1C, 7.234% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	3,152,045
4,580,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 8.334% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	4,651,783
6,400,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 5.934% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	5,883,512
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,776,775
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,062,096
61,630,885(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.224%, 7/25/51 (144A)	688,744
4,660,960(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.224%, 7/25/51 (144A)	3,762,602
12,503,024(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 10/25/51 (144A)	9,928,676
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,176,357
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,383,055
13,905,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	13,314,037
116,159,281(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.123%, 12/25/51 (144A)	618,049
5,815,478(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.811%, 12/25/51 (144A)	4,303,400
4,177,181(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.168%, 2/25/52 (144A)	3,232,979
3,987,195(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.144%, 4/25/52 (144A)	3,107,872
4,982,031(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.801%, 11/25/51 (144A)	3,447,685
100,941,424(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.126%, 12/25/51 (144A)	542,257
Pioneer Bond Fund |  | 9/30/2212

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,144,346(b)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.851%, 12/25/51 (144A)	$ 6,343,123
2,715,541(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.987%, 10/25/51 (144A)	2,091,670
3,354,720(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.987%, 10/25/51 (144A)	2,438,618
4,670,725(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.227%, 1/25/52 (144A)	3,395,838
4,950,754(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.227%, 1/25/52 (144A)	3,505,805
899,447(b)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	705,258
7,146,720(b)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.117%, 8/25/52 (144A)	5,188,929
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,500,628
11,584,976(b)	JP Morgan Mortgage Trust, Series 2022-5, Class A9A, 2.50%, 9/25/52 (144A)	9,083,803
3,609,390(b)	JP Morgan Mortgage Trust, Series 2022-6, Class B2, 3.309%, 11/25/52 (144A)	2,537,116
8,420,631(b)	JP Morgan Mortgage Trust, Series 2022-INV1, Class A15, 3.00%, 3/25/52 (144A)	6,902,525
6,046,914(b)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.30%, 3/25/52 (144A)	4,400,212
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.525%, 7/25/52 (144A)	4,815,953
1,287,853	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,217,021
446,647(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	429,898
1,990,565(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + -224 bps), 11/24/42 (144A)	1,935,824
7,858,080	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	7,288,369
5,220,365(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 6.064% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	5,184,693
10,690,902(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	8,275,849
13Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,067,061(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.644%, 4/25/51 (144A)	$ 2,750,452
4,704,695(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	3,515,863
4,866,512(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.322%, 3/25/52 (144A)	3,726,690
7,150,397(b)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B1, 3.531%, 4/25/52 (144A)	5,241,502
159,269(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	154,335
3,188,487(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,683,746
7,800,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	6,184,431
8,843,698(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B1, 2.95%, 3/25/51 (144A)	6,812,861
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,239,636
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,452,975
1,241,801(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 6.684% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	1,242,839
3,550,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 8.334% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	3,575,778
8,648,596(b)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.243%, 6/25/51 (144A)	6,432,332
2,854,504(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.978%, 10/25/51 (144A)	2,115,569
4,585,640(b)	Onslow Bay Mortgage Loan Trust, Series 2022-INV4, Class A2, 3.00%, 6/25/52 (144A)	3,782,974
6,719,357(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	4,900,738
2,754,261(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,841,732
6,267,919(b)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	4,914,688
3,449,847(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,539,165
3,475,857(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.355%, 4/25/51 (144A)	2,364,267
Pioneer Bond Fund |  | 9/30/2214

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,910,790(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.638%, 10/25/51 (144A)	$ 2,220,262
3,000,114(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.638%, 10/25/51 (144A)	2,114,923
195,672(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 4.484% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	195,666
6,538,531(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 5.034% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	6,459,925
3,437,000(a)	Radnor Re, Ltd., Series 2019-1, Class M2, 6.284% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,289,142
11,015,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 4.834% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	10,463,971
2,757,744(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.704%, 12/25/51 (144A)	2,060,302
4,129,263(b)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.704%, 12/25/51 (144A)	2,916,334
4,067,898(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.712%, 10/25/51 (144A)	2,884,864
4,059,056(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.63%, 11/25/51 (144A)	2,818,199
5,190,461(b)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.721%, 3/25/51 (144A)	3,678,416
5,439,078(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.564%, 6/25/51 (144A)	4,022,967
3,871,886(b)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.564%, 6/25/51 (144A)	2,678,193
3,534,466(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,771,382
10,712,571(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.01%, 9/25/51 (144A)	8,068,280
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,681,775
5,560,926(b)	RCKT Mortgage Trust, Series 2022-3, Class B1A, 3.193%, 5/25/52 (144A)	4,206,622
2,283,522(b)	RCKT Mortgage Trust, Series 2022-4, Class A21, 4.00%, 6/25/52 (144A)	1,982,650
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,663,087
3,350,000(b)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	2,936,473
4,805,562(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	4,067,942
15Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
17,016,435(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	$ 15,761,473
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	3,865,117
556,580(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.702%, 12/25/42	549,622
112,403(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	110,618
2,887,233(b)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.662%, 3/25/51 (144A)	1,989,025
1,399,565(b)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	1,111,397
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,110,047
11,220,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 7.284% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	10,967,541
3,903,929(a)	STACR Trust, Series 2018-HRP2, Class M3, 5.484% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	3,787,277
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	8,612,529
10,300,000(b)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	7,983,500
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 5.334% (1 Month USD LIBOR + 225 bps), 5/25/58 (144A)	1,901,955
7,500,000(b)	Towd Point Mortgage Trust, Series 2021-1, Class M1, 3.25%, 11/25/61 (144A)	5,867,229
12,098,149(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	10,649,093
2,937,561(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 8.684% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,944,718
5,937,550(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 6.484% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	5,936,016
7,984,023(b)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.23%, 12/25/51 (144A)	5,797,969
5,050,227(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.243%, 1/25/52 (144A)	3,958,229
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,931,797
Pioneer Bond Fund |  | 9/30/2216

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	$ 7,287,795
8,886,933(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B2, 3.444%, 3/25/52 (144A)	6,551,174
	Total Collateralized Mortgage Obligations (Cost $739,143,030)	$627,000,376

	Commercial Mortgage-Backed Securities—7.1% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 5.134% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 4,122,403
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	6,658,579
9,500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	8,495,966
2,508,910(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
6,200,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 3.868% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	5,937,341
3,855,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	3,570,756
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,892,714
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.39%, 9/15/48 (144A)	2,089,389
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.961%, 4/15/55	2,567,962
1,375,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 4.168% (1 Month USD LIBOR + 135 bps), 8/15/38 (144A)	1,309,071
3,200,000(b)	BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.662%, 3/9/44 (144A)	2,668,815
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,150,377
6,105,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 5.218% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	5,612,816
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	14,493,930
23,280,000(a)	BX Trust, Series 2021-ARIA, Class D, 4.713% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	21,588,634
2,385,000(b)	CCUBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.907%, 11/15/50	2,154,798
17Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,845,959(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 4.868% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	$ 3,624,514
6,000,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	5,729,378
5,552,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	5,212,696
3,000,000(b)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	2,748,347
5,049,638	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,676,074
341,253	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	340,546
4,130,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	3,874,650
1,375,000(b)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.664%, 5/10/51	1,231,384
688,580(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 4.281% (SOFR30A + 200 bps), 1/25/51 (144A)	661,382
6,790,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 6.281% (SOFR30A + 400 bps), 11/25/51 (144A)	6,022,786
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	2,288,017
4,600,737(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 5.003% (1 Month USD LIBOR + 245 bps), 10/25/28	4,402,550
2,474,346(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 7.553% (1 Month USD LIBOR + 500 bps), 10/25/28	2,301,255
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.529%, 2/25/52 (144A)	4,190,441
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 4.853% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	4,051,771
9,678,533(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 4.953% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	9,478,461
2,982,847(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,697,484
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 9.453% (1 Month USD LIBOR + 690 bps), 8/25/29	4,475,448
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,314,616
Pioneer Bond Fund |  | 9/30/2218

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
110,999,571	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	$ 687,298
9,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	48,471
3,382,251(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	3,260,247
17,018,115(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.642%, 10/16/58	641,103
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 4.918% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	4,545,870
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,480,384
5,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	4,985,287
5,435,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	5,387,107
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	6,042,557
3,450,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	2,948,269
2,000,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.196%, 12/15/49 (144A)	1,472,879
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,608,279
45,714,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.239%, 6/15/51	276,931
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,816,254
12,700,000(a)	Med Trust, Series 2021-MDLN, Class E, 5.968% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	11,955,372
4,785,000(a)	Med Trust, Series 2021-MDLN, Class F, 6.818% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	4,402,626
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 5.46% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,138,970
2,628,500(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.266%, 3/15/48	2,206,630
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	5,602,796
19Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	$ 1,779,979
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.034% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,959,973
6,285,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 6.005% (SOFR30A + 370 bps), 1/25/37 (144A)	5,983,808
292,538	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	277,368
16,245,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	11,466,554
4,650,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	3,727,798
18,405,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 5.777% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	17,679,298
1,774,000(b)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 5.12%, 3/15/51	1,541,223
29,182,046(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.03%, 9/15/57	625,970
6,683,498	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	6,267,304
2,715,000(b)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	2,544,555
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,461,210
	Total Commercial Mortgage-Backed Securities (Cost $341,892,852)	$303,457,721

	Corporate Bonds — 27.2% of Net Assets
	Advertising — 0.4%
11,894,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 10,871,781
8,355,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	6,872,572
	Total Advertising	$17,744,353
	Aerospace & Defense — 0.9%
19,915,000	Boeing Co., 3.75%, 2/1/50	$ 12,969,199
13,240,000	Boeing Co., 3.90%, 5/1/49	8,647,742
7,995,000	Boeing Co., 5.805%, 5/1/50	6,947,590
11,027,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	9,197,235
	Total Aerospace & Defense	$37,761,766
Pioneer Bond Fund |  | 9/30/2220

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — 0.4%
5,050,315	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,358,226
1,320,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,070,754
2,490,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	2,319,076
4,240,329	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,476,954
1,611,596	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,432,556
2,189,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	2,044,463
1,320,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	1,178,100
1,320,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,092,221
	Total Airlines	$16,972,350
	Auto Manufacturers — 0.4%
3,640,000	Ford Motor Co., 6.10%, 8/19/32	$ 3,209,024
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	4,569,142
6,464,000	General Motors Co., 6.60%, 4/1/36	6,043,359
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,210,542
	Total Auto Manufacturers	$15,032,067
	Banks — 8.7%
16,300,000(b)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 12,920,511
2,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	1,853,438
14,720,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	14,109,590
3,800,000(b)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 300 bps), 8/11/32 (144A)	3,668,695
3,655,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	3,233,578
9,413,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	8,789,200
3,630,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	3,529,304
8,200,000(b)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	6,783,650
2,800,000	Banco Santander SA, 2.749%, 12/3/30	1,979,838
17,000,000(b)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	11,915,693
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	8,455,176
21Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
18,900,000(b)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	$ 15,493,186
19,195,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	16,093,985
10,825,000(b)	Barclays Plc, 5.746% (5 Year CMT Index + 300 bps), 8/9/33	9,833,899
7,275,000(b)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	5,691,112
11,470,000(b)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	8,205,788
5,625,000(b)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,170,093
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	5,637,567
5,530,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	5,087,576
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	9,918,986
2,095,000(b)(g)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	1,471,142
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,365,270
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	5,285,115
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,341,430
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	7,923,353
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	8,023,634
1,835,000(b)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	1,631,670
1,800,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,525,735
15,574,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	9,445,631
900,000(b)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	606,779
4,695,000(b)	Intesa Sanpaolo S.p.A., 4.95% (5 Year CMT Index + 275 bps), 6/1/42 (144A)	2,787,968
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	6,874,866
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,663,446
5,900,000	KeyBank NA, 4.90%, 8/8/32	5,305,464
7,960,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	7,489,398
5,400,000(b)	Lloyds Banking Group Plc, 4.976% (5 Year CMT Index + 230 bps), 8/11/33	4,718,507
Pioneer Bond Fund |  | 9/30/2222

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	$ 7,425,136
6,190,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	4,651,419
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,642,927
4,030,000(b)	Mizuho Financial Group, Inc., 5.669% (5 Year CMT Index + 240 bps), 9/13/33	3,875,740
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	8,846,301
10,926,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	7,212,892
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,178,646
2,195,000(b)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	1,850,420
3,095,000(b)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	1,917,257
4,550,000(b)(g)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,118,115
8,090,000(b)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	7,171,655
17,125,000(b)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	12,618,662
2,100,000(b)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	1,937,537
8,350,000	Toronto-Dominion Bank, 4.456%, 6/8/32	7,624,415
15,765,000(b)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	14,250,222
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	9,160,324
2,615,000(b)	UBS Group AG, 4.988% (5 Year CMT Index + 240 bps), 8/5/33 (144A)	2,349,587
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	16,532,458
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	3,403,925
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	6,350,718
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	13,359,466
	Total Banks	$371,308,095
	Biotechnology — 0.2%
2,429,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 2,047,344
23Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Biotechnology — (continued)
5,780,000	CSL Finance Plc, 4.25%, 4/27/32 (144A)	$ 5,276,692
3,995,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	3,085,218
	Total Biotechnology	$10,409,254
	Building Materials — 0.3%
5,600,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 4,974,167
4,490,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	3,086,466
5,740,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	4,391,100
	Total Building Materials	$12,451,733
	Chemicals — 0.6%
16,840,000	Albemarle Corp., 5.65%, 6/1/52	$ 14,927,273
3,320,000	Celanese US Holdings LLC, 6.379%, 7/15/32	3,085,176
3,208,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	2,726,800
5,340,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	3,951,600
	Total Chemicals	$24,690,849
	Commercial Services — 0.5%
3,646,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 3,249,497
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,629,227
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	928,650
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	4,176,517
3,080,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	2,094,400
6,660,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,710,917
5,385,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,595,405
	Total Commercial Services	$22,384,613
	Computers — 0.1%
5,714,000	HP, Inc., 4.75%, 3/1/29 (144A)	$ 5,744,440
	Total Computers	$5,744,440
	Diversified Financial Services — 2.0%
6,710,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 5,046,377
7,725,000	Air Lease Corp., 2.10%, 9/1/28	6,019,356
4,915,000	Air Lease Corp., 2.875%, 1/15/32	3,704,465
6,235,000	Air Lease Corp., 3.125%, 12/1/30	4,909,267
11,780,000	Ally Financial, Inc., 4.75%, 6/9/27	10,867,963
Pioneer Bond Fund |  | 9/30/2224

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
905,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	$ 856,125
6,515,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	5,099,828
8,534,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	7,488,585
3,750,000(b)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	3,492,006
9,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	8,529,838
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	10,839,220
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,420,390
4,020,000	OneMain Finance Corp., 3.50%, 1/15/27	3,131,469
2,755,000(a)	OWS Cre Funding I LLC, 8.028% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	2,747,476
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	6,504,840
	Total Diversified Financial Services	$83,657,205
	Electric — 1.2%
8,170,000	AES Corp., 2.45%, 1/15/31	$ 6,250,101
2,955,000	AES Corp., 3.95%, 7/15/30 (144A)	2,530,367
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	5,149,735
3,825,000(b)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	3,815,438
2,125,000	Entergy Louisiana LLC, 4.75%, 9/15/52	1,847,977
3,820,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	3,615,644
8,840,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	7,236,844
7,410,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	5,780,133
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	5,716,022
7,185,000	Puget Energy, Inc., 4.10%, 6/15/30	6,331,213
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,829,893
	Total Electric	$50,103,367
	Electrical Components & Equipments — 0.0%†
1,990,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 1,766,503
	Total Electrical Components & Equipments	$1,766,503
	Electronics — 0.0%†
1,885,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 1,507,435
	Total Electronics	$1,507,435
25Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.1%
4,617,778	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 3,047,733
261,362	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	260,953
	Total Energy-Alternate Sources	$3,308,686
	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 6,391,144
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	1,916,926
	Total Entertainment	$8,308,070
	Food — 0.6%
3,430,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	$ 2,806,344
1,654,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	1,221,479
7,490,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	6,764,519
2,335,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	2,074,514
5,405,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	4,094,287
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,448,996
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	4,582,653
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	623,613
	Total Food	$26,616,405
	Forest Products & Paper — 0.1%
2,728,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	$ 2,202,860
	Total Forest Products & Paper	$2,202,860
	Gas — 0.1%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,502,552
1,625,502	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,647,933
	Total Gas	$4,150,485
	Hand/Machine Tools — 0.1%
3,559,000	Kennametal, Inc., 2.80%, 3/1/31	$ 2,725,106
	Total Hand/Machine Tools	$2,725,106
Pioneer Bond Fund |  | 9/30/2226

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Products — 0.2%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 1,999,618
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	7,621,817
	Total Healthcare-Products	$9,621,435
	Healthcare-Services — 0.3%
16,810,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$ 12,215,843
	Total Healthcare-Services	$12,215,843
	Insurance — 1.5%
1,683,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 1,315,894
13,975,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,611,180
2,720,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	2,506,726
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,331,876
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,223,344
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,556,527
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	7,498,499
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,033,658
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	691,442
	Total Insurance	$62,769,146
	Iron & Steel — 0.1%
2,185,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 1,804,679
2,136,000	Commercial Metals Co., 4.375%, 3/15/32	1,687,440
1,065,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	1,024,509
1,130,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	1,092,032
	Total Iron & Steel	$5,608,660
	Lodging — 0.4%
1,450,000	Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26 (144A)	$ 1,238,576
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	11,906,511
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,570,970
3,945,000	Sands China, Ltd., 4.875%, 6/18/30	3,086,838
	Total Lodging	$18,802,895
27Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Machinery-Construction & Mining — 0.1%
5,155,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 4,331,013
	Total Machinery-Construction & Mining	$4,331,013
	Media — 0.4%
1,085,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 801,565
7,800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	6,327,750
4,380,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	3,626,933
5,325,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,621,000
2,125,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,403,649
	Total Media	$15,780,897
	Mining — 0.4%
5,890,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 4,837,666
4,475,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	3,427,846
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,171,778
7,176,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	5,508,714
1,560,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	1,340,430
	Total Mining	$18,286,434
	Miscellaneous Manufacturing — 0.1%
3,210,000	Eaton Corp., 4.70%, 8/23/52	$ 2,819,439
	Total Miscellaneous Manufacturing	$2,819,439
	Multi-National — 0.3%
5,565,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 4,652,340
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	5,287,360
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,849,939
	Total Multi-National	$11,789,639
	Oil & Gas — 0.8%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 14,860,115
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,096,375
2,580,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	2,225,396
11,125,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	10,118,723
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	7,736,380
	Total Oil & Gas	$36,036,989
Pioneer Bond Fund |  | 9/30/2228

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 0.0%†
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 1,908,429
	Total Oil & Gas Services	$1,908,429
	Pharmaceuticals — 0.1%
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	$ 2,310,123
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,243,891
	Total Pharmaceuticals	$4,554,014
	Pipelines — 2.2%
2,265,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 1,791,012
3,092,000	DCP Midstream Operating LP, 5.60%, 4/1/44	2,783,411
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,554,778
13,251,000	Energy Transfer LP, 4.95%, 5/15/28	12,363,202
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	3,860,684
3,750,000	Energy Transfer LP, 6.00%, 6/15/48	3,239,967
14,417,000(b)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	11,844,202
470,000	EnLink Midstream LLC, 5.375%, 6/1/29	430,050
2,350,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	2,294,775
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	5,574,211
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,000,189
16,180,000	Kinder Morgan, Inc., 5.45%, 8/1/52	14,017,224
9,120,000	MPLX LP, 4.25%, 12/1/27	8,490,451
7,725,000	MPLX LP, 4.95%, 3/14/52	6,045,366
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	4,929,229
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,464,034
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	7,895,437
	Total Pipelines	$93,578,222
	REITs — 0.8%
1,955,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 1,469,615
4,748,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	3,810,270
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	6,690,170
1,450,000	Highwoods Realty LP, 2.60%, 2/1/31	1,087,158
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,289,657
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	5,717,628
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	3,754,357
29Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	REITs — (continued)
3,420,000	Sun Communities Operating LP, 2.30%, 11/1/28	$ 2,744,886
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,486,369
	Total REITs	$32,050,110
	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,317,309
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,188,583
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	5,795,889
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,319,621
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	8,677,866
8,895,000	Lowe's Cos., Inc., 3.75%, 4/1/32	7,694,206
	Total Retail	$27,993,474
	Semiconductors — 0.5%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 685,284
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	9,659,371
3,930,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	3,286,847
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,485,319
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	6,488,739
	Total Semiconductors	$22,605,560
	Software — 0.5%
14,250,000	Autodesk, Inc., 2.40%, 12/15/31	$ 11,083,737
12,412,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	9,830,522
	Total Software	$20,914,259
	Telecommunications — 0.8%
1,945,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 1,453,129
7,584,000	Altice France SA, 5.50%, 1/15/28 (144A)	6,005,694
2,673,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	2,212,121
9,430,000	Motorola Solutions, Inc., 2.30%, 11/15/30	7,085,671
4,420,000	Motorola Solutions, Inc., 5.60%, 6/1/32	4,225,481
4,220,000	T-Mobile USA, Inc., 2.55%, 2/15/31	3,343,468
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,097,453
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,079,069
2,630,000	T-Mobile USA, Inc., 5.65%, 1/15/53	2,484,337
	Total Telecommunications	$34,986,423
Pioneer Bond Fund |  | 9/30/2230

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Trucking & Leasing — 0.1%
6,820,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 6,399,871
	Total Trucking & Leasing	$6,399,871
	Total Corporate Bonds (Cost $1,426,865,386)	$1,161,898,394

Shares
	Convertible Preferred Stocks — 1.6% of Net Assets
	Banks — 1.6%
8,080(g)	Bank of America Corp., 7.25%	$ 9,477,840
48,040(g)	Wells Fargo & Co., 7.50%	57,840,160
	Total Banks	$67,318,000
	Total Convertible Preferred Stocks (Cost $77,464,826)	$67,318,000

Principal Amount USD ($)
	Municipal Bonds — 0.8% of Net Assets(h)
	Arizona — 0.0%†
2,710,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 1,879,466
	Total Arizona	$1,879,466
	California — 0.1%
2,785,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 1,950,614
1,395,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	1,206,047
	Total California	$3,156,661
	Florida — 0.0%†
2,090,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A, 2.50%, 5/1/47	$ 1,299,458
	Total Florida	$1,299,458
31Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Georgia — 0.0%†
1,205,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 811,977
	Total Georgia	$811,977
	Massachusetts — 0.0%†
2,210,000(i)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 1,574,868
	Total Massachusetts	$1,574,868
	Missouri — 0.0%†
555,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 445,188
	Total Missouri	$445,188
	Nebraska — 0.1%
1,100,000(i)	Lancaster County School District 001, 2.00%, 1/15/43	$ 656,073
4,105,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	2,663,570
	Total Nebraska	$3,319,643
	New Jersey — 0.1%
1,395,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 979,402
3,000,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	2,050,410
	Total New Jersey	$3,029,812
	New York — 0.0%†
2,205,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 1,529,961
	Total New York	$1,529,961
	North Carolina — 0.1%
2,215,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 1,943,219
	Total North Carolina	$1,943,219
Pioneer Bond Fund |  | 9/30/2232

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oregon — 0.0%†
1,950,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 1,363,069
	Total Oregon	$1,363,069
	Pennsylvania — 0.1%
4,175,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 3,354,654
930,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	637,962
	Total Pennsylvania	$3,992,616
	Tennessee — 0.0%†
305,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 235,430
	Total Tennessee	$235,430
	Texas — 0.1%
3,760,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	$ 2,562,403
1,395,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	1,146,313
	Total Texas	$3,708,716
	Virginia — 0.2%
945,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 834,293
1,670,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	1,204,170
710,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	504,611
2,860,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51	2,019,475
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	2,347,633
	Total Virginia	$6,910,182
	Total Municipal Bonds (Cost $38,818,808)	$35,200,266

33Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value

	Insurance-Linked Securities — 3.6% of Net Assets#
	Event Linked Bonds — 0.5%
	Earthquakes – California — 0.1%
1,000,000(a)	Phoenician Re, 5.747%, (3 Month U.S. Treasury Bill + 250 bps), 12/14/24 (144A)	$ 951,000
1,750,000(a)	Sutter Re, 8.247%, (3 Month U.S. Treasury Bill + 500 bps), 5/23/23 (144A)	1,720,250
		$2,671,250
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 6.665%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 248,750
	Health – U.S. — 0.1%
2,500,000(a)	Vitality Re X, 4.997%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 2,487,000
	Inland Flood – U.S. — 0.0%†
2,000,000(a)	FloodSmart Re, 14.497%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 800,000
1,250,000(a)	FloodSmart Re, 16.827%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	250,000
750,000(a)	FloodSmart Re, 18.327%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	75,000
		$1,125,000
	Multiperil – U.S. — 0.2%
100,000(a)	Caelus Re V, 3.347%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 75,000
250,000(a)	Easton Re Pte, 7.247%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	239,500
500,000(a)	Four Lakes Re, 7.997%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/29 (144A)	495,250
500,000(a)	Herbie Re, 12.967%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	425,000
2,000,000(a)	Matterhorn Re, 8.287%, (SOFR + 532 bps), 3/24/25 (144A)	1,920,000
1,000,000(a)	Matterhorn Re, 10.722%, (SOFR + 775 bps), 3/24/25 (144A)	970,000
2,750,000(a)	Sanders Re II, 6.337%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,634,500
		$6,759,250
Pioneer Bond Fund |  | 9/30/2234

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 8.602%, (SOFR + 575 bps), 12/7/28 (144A)	$ 241,250
750,000(a)	Northshore Re II, 11.247%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	739,500
		$980,750
	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 990,000
3,500,000(a)	Long Point Re IV, 7.497%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	3,482,500
1,250,000(a)	Matterhorn Re, 8.247%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,098,875
		$5,571,375
	Pandemic – U.S — 0.0%†
1,000,000(a)	Vitality Re XI, 5.047%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 977,200
	Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 10.247%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 37,500
	Windstorm – U.S — 0.0%†
250,000(a)	Bonanza Re, 8.997%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 2,500
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 994,800
	Total Event Linked Bonds	$21,855,375
Face Amount USD ($)
	Collateralized Reinsurance — 0.9%
	Earthquakes – California — 0.0%†
1,006,000(j)+	Adare Re 2022, 12/31/27	$ 1,042,614
	Multiperil – Massachusetts — 0.1%
1,250,000(j)+	Ailsa Re 2022, 5/31/28	$ 1,229,439
1,750,000(j)(k)+	Denning Re 2022, 6/30/28	1,720,648
500,000(j)+	Portsalon Re 2022, 5/31/28	434,542
		$3,384,629
35Pioneer Bond Fund |  | 9/30/22

Face Amount USD ($)		Value
	Multiperil – U.S. — 0.2%
8,000,000(j)(k)+	Ballybunion Re 2020, 2/28/23	$ 903,793
2,250,000(j)(k)+	Ballybunion Re 2021-3, 7/31/25	100,616
1,750,000(j)(k)+	Ballybunion Re 2022, 12/31/27	1,772,867
3,000,000(j)+	Ballybunion Re 2022-2, 5/31/28	3,031,742
4,000,000(j)+	Ballybunion Re 2022-3, 6/30/28	3,981,874
750,000(j)(k)+	Dingle Re 2020, 12/31/22	4,463
500,000(j)+	Port Royal Re 2022, 4/30/28	490,109
		$10,285,464
	Multiperil – Worldwide — 0.3%
2,000,000(j)+	Celadon Re 2022, 3/31/28	$ 1,845,763
5,500,000(j)+	Gamboge Re 2022, 3/31/28	5,214,521
20,000(j)(k)+	Limestone Re, 9/9/22 (144A)	7
167,000(j)+	Limestone Re, 10/1/23 (144A)	—
1,420,000(j)(k)+	Limestone Re 2020-1, 3/1/24 (144A)	18,176
480,000(j)(k)+	Limestone Re 2020-1, 3/1/24 (144A)	6,144
250,000(j)(k)+	Merion Re 2022-1, 12/31/27	240,051
250,000(j)(k)+	Old Head Re 2022, 12/31/27	233,293
1,000,000(j)(k)+	Pine Valley Re 2022, 12/31/27	977,060
350,000(j)(k)+	Walton Health Re 2019, 6/30/23	192,636
2,500,000(j)+	Walton Health Re 2022, 12/15/27	2,215,291
		$10,942,942
	Windstorm – Florida — 0.1%
1,500,000(j)(k)+	Formby Re 2018, 2/28/23	$ 99,807
2,000,000(j)+	Isosceles Re 2022, 5/31/28	1,973,000
		$2,072,807
	Windstorm - North Carolina — 0.1%
2,000,000(j)+	Isosceles Re 2022-A, 4/30/28	$ 1,984,600
2,000,000(j)+	Isosceles Re 2022-A, 4/30/28	1,984,800
		$3,969,400
	Windstorm – U.S — 0.0%†
500,000(j)+	Shadow Creek Re 2021, 7/31/25	$ 7,593
	Windstorm – U.S. Regional — 0.1%
1,000,000(j)(k)+	Oakmont Re 2017, 4/30/23	$ 29,400
7,255,240(j)(k)+	Oakmont Re 2020, 3/31/27	270,824
4,500,000(j)+	Oakmont Re 2022, 4/1/28	4,344,042
		$4,644,266
	Total Collateralized Reinsurance	$36,349,715
Pioneer Bond Fund |  | 9/30/2236

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
	Reinsurance Sidecars — 1.7%
	Multiperil – U.S. — 0.0%†
2,000,000(j)(k)+	Carnoustie Re 2020, 12/31/23	$ 271,200
1,853,719(j)(k)+	Carnoustie Re 2021, 12/31/24	87,866
1,000,000(j)(k)+	Carnoustie Re 2022, 12/31/27	1,059,539
2,000,000(k)(l)+	Harambee Re 2018, 12/31/22	—
5,000,000(l)+	Harambee Re 2019, 12/31/22	2,500
4,000,000(k)(l)+	Harambee Re 2020, 12/31/23	63,600
		$1,484,705
	Multiperil – Worldwide — 1.7%
2,200(j)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,061
34,018(l)+	Alturas Re 2019-2, 3/10/23	11,573
24,550(k)(l)+	Alturas Re 2019-3, 9/12/23	555
285,668(j)(k)+	Alturas Re 2020-1A, 3/10/23 (144A)	8,284
363,577(j)+	Alturas Re 2020-1B, 3/10/23 (144A)	10,544
540,698(l)+	Alturas Re 2020-2, 1/31/23	114,628
225,450(k)(l)+	Alturas Re 2020-3, 9/30/24	—
3,959,302(k)(l)+	Alturas Re 2021-2, 12/31/24	—
213,682(k)(l)+	Alturas Re 2021-3, 7/31/25	60,686
3,159,827(k)(l)+	Alturas Re 2022-2, 12/31/27	2,641,931
2,000,000(j)(k)+	Bantry Re 2016, 3/31/23	60,000
5,000,000(j)(k)+	Bantry Re 2019, 12/31/22	169,818
4,776,758(j)(k)+	Bantry Re 2020, 12/31/23	310,864
5,000,000(j)(k)+	Bantry Re 2021, 12/31/24	649,747
4,171,573(j)(k)+	Bantry Re 2022, 12/31/27	4,349,625
10,192,268(j)(k)+	Berwick Re 2018-1, 12/31/22	787,862
7,281,734(j)(k)+	Berwick Re 2019-1, 12/31/22	870,167
3,000,000(j)+	Berwick Re 2020-1, 12/31/23	300
4,500,000(j)+	Berwick Re 2022, 12/31/27	4,661,744
59,061(j)+	Eden Re II, 3/22/23 (144A)	153,104
6,000(j)+	Eden Re II, 3/22/23 (144A)	15,650
640,000(j)+	Eden Re II, 3/22/24 (144A)	330,880
210,000(j)(k)+	Eden Re II, 3/22/24 (144A)	120,540
1,582,963(j)(k)+	Eden Re II, 3/21/25 (144A)	1,209,384
5,200,000(j)+	Eden Re II, 3/20/26 (144A)	5,303,480
1,000,000(j)(k)+	Gleneagles Re 2018, 12/31/22	118,300
1,250,000(j)(k)+	Gleneagles Re 2021, 12/31/24	277,857
1,250,000(j)(k)+	Gleneagles Re 2022, 12/31/27	1,302,083
2,118,314(j)(k)+	Gullane Re 2018, 12/31/22	131,133
6,000,000(j)(k)+	Gullane Re 2022, 12/31/27	6,446,415
500,000(l)+	Lion Rock Re 2019, 1/31/23	—
37Pioneer Bond Fund |  | 9/30/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(l)+	Lion Rock Re 2020, 1/31/23	$ —
500,000(k)(l)+	Lion Rock Re 2021, 12/31/24	214,250
2,993,180(k)(l)+	Lorenz Re 2019, 6/30/23	5,687
7,000,000(j)(k)+	Merion Re 2018-2, 12/31/22	1,059,800
9,000,000(j)(k)+	Merion Re 2021-2, 12/31/24	1,768,500
6,551,154(j)(k)+	Merion Re 2022-2, 12/31/27	6,901,361
3,000,000(j)(k)+	Pangaea Re 2016-2, 11/30/22	5,350
3,800,000(j)(k)+	Pangaea Re 2018-1, 12/31/22	80,007
6,500,000(j)(k)+	Pangaea Re 2018-3, 7/1/23	134,832
4,017,011(j)(k)+	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537(j)(k)+	Pangaea Re 2019-3, 7/1/23	171,924
5,000,000(j)+	Pangaea Re 2020-3, 7/1/24	70,391
4,727,246(j)(k)+	Pangaea Re 2022-1, 12/31/27	5,052,150
2,750,000(j)(k)+	Pangaea Re 2022-3, 5/31/28	2,822,314
1,250,000(j)(k)+	Phoenix One Re, 1/4/27 (144A)	1,394,875
2,000,000(j)+	Rosapenna Re 2022, 6/30/28	2,023,249
600,000(j)+	Sector Re V, 3/1/24 (144A)	472,456
1,914(j)+	Sector Re V, 3/1/24 (144A)	47,389
99,999(j)+	Sector Re V, 12/1/24 (144A)	287,645
200,000(j)+	Sector Re V, 12/1/24 (144A)	575,296
3,490(j)+	Sector Re V, 3/1/25 (144A)	50,165
3,326(j)(k)+	Sector Re V, 12/1/25 (144A)	95,947
5,986(j)(k)+	Sector Re V, 12/1/25 (144A)	172,682
500,000(a)(j)(k)+	Sector Re V, 12/1/26 (144A)	461,883
4,199,987(a)(j)(k)+	Sector Re V, 12/1/26 (144A)	3,879,578
3,609,700(j)+	Sussex Re 2020-1, 12/31/22	5,415
1,250,000(j)(k)+	Sussex Re 2021-1, 12/31/24	117,500
3,000,000(k)(l)+	Thopas Re 2019, 12/31/22	21,600
6,000,000(l)+	Thopas Re 2020, 12/31/23	—
7,000,000(k)(l)+	Thopas Re 2021, 12/31/24	—
4,000,000(k)(l)+	Thopas Re 2022, 12/31/27	3,957,200
4,228,426(k)(l)+	Torricelli Re 2021, 7/31/25	389,861
4,500,000(l)+	Torricelli Re 2022, 6/30/28	4,080,600
2,000,000(j)+	Versutus Re 2018, 12/31/22	—
1,765,095(j)+	Versutus Re 2019-A, 12/31/22	—
1,734,905(j)+	Versutus Re 2019-B, 12/31/22	—
1,000,000(k)(l)+	Viribus Re 2018, 12/31/22	—
3,650,000(k)(l)+	Viribus Re 2019, 12/31/22	25,915
4,139,570(k)(l)+	Viribus Re 2020, 12/31/23	182,141
3,000,000(l)+	Viribus Re 2022, 12/31/27	3,060,000
Pioneer Bond Fund |  | 9/30/2238

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,623,326(j)(k)+	Woburn Re 2018, 12/31/22	$ 55,807
4,979,452(j)(k)+	Woburn Re 2019, 12/31/22	952,743
		$70,807,432
	Total Reinsurance Sidecars	$72,292,137
	Industry Loss Warranties — 0.5%
	Earthquakes - U.S. — 0.1%
3,000,000(j)+	Vermillion Re 2022, 12/31/27	$ 2,964,884
	Windstorm – U.S — 0.0%†
2,000,000(j)+	Ballylifin Re 2022, 5/31/28	$ 1,914,901
	Windstorm – U.S. Regional — 0.4%
4,000,000(j)+	Streamsong Re 2022, 12/15/27	$ 3,930,945
15,000,000(j)+	Flavescent Re 2022, 11/30/27	14,606,263
		$18,537,208
	Total Industry Loss Warranties	$23,416,993
	Total Insurance-Linked Securities (Cost $157,595,633)	$153,914,220

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 47.1% of Net Assets
13,982,152	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 11,176,572
2,937,415	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	2,348,051
2,289,835	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	1,830,406
14,960,336	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	11,958,379
7,719,405	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	6,170,610
10,783,468	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	8,619,871
1,512,060	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	1,203,058
354,966	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	295,112
35,144,371	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	29,739,252
4,106,839	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	3,459,907
677,633	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	644,067
518,344	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	465,439
2,750,997	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,470,185
408,688	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	366,007
39Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
942,457	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	$ 846,245
2,445,243	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	2,179,372
640,786	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	570,748
46,986	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	41,292
382,213	Federal Home Loan Mortgage Corp., 3.500%, 4/1/42	350,546
1,011,552	Federal Home Loan Mortgage Corp., 3.500%, 8/1/43	930,146
170,215	Federal Home Loan Mortgage Corp., 3.500%, 9/1/44	156,159
2,445,419	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	2,248,548
108,835	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	100,073
2,130,599	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	1,959,061
2,174,733	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	1,999,659
2,493,669	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	2,302,236
3,855,313	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	3,545,110
3,220,575	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,961,358
2,892,680	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,659,845
4,398,890	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	4,030,863
520,714	Federal Home Loan Mortgage Corp., 3.500%, 1/1/47	478,144
242,020	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	221,561
53,725	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	48,502
257,789	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	233,059
274,604	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	247,614
293,443	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	266,141
3,993,687	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,612,856
3,052,550	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,752,274
1,175,383	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,059,661
312,376	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	281,584
491,173	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	442,758
696,217	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	627,273
350,520	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	315,969
354,909	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	320,000
265,239	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	239,172
269,342	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	242,959
589,261	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	530,940
3,901,345	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	3,723,304
63,981	Federal Home Loan Mortgage Corp., 4.000%, 6/1/42	60,683
Pioneer Bond Fund |  | 9/30/2240

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,514	Federal Home Loan Mortgage Corp., 4.000%, 7/1/42	$ 26,256
1,260,082	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,202,431
16,660	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	15,849
209,153	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	198,527
52,671	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	49,683
1,067,680	Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	1,013,265
1,028,248	Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	976,323
978,184	Federal Home Loan Mortgage Corp., 4.000%, 8/1/46	924,588
51,794	Federal Home Loan Mortgage Corp., 4.000%, 10/1/46	48,821
318,635	Federal Home Loan Mortgage Corp., 4.000%, 3/1/47	301,975
1,264,549	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,196,205
1,670,506	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,583,104
1,721,512	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,633,325
753,185	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	714,104
516,454	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	487,655
1,317,546	Federal Home Loan Mortgage Corp., 4.000%, 5/1/47	1,249,625
259,651	Federal Home Loan Mortgage Corp., 4.000%, 6/1/47	245,689
383,984	Federal Home Loan Mortgage Corp., 4.000%, 7/1/47	363,710
1,187,490	Federal Home Loan Mortgage Corp., 4.000%, 10/1/47	1,122,268
750,887	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	708,446
1,101,757	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	1,037,814
34,105	Federal Home Loan Mortgage Corp., 4.000%, 3/1/49	31,826
214,291	Federal Home Loan Mortgage Corp., 4.000%, 5/1/50	199,831
395,376	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	369,910
243,025	Federal Home Loan Mortgage Corp., 4.000%, 8/1/50	226,542
196,961	Federal Home Loan Mortgage Corp., 4.000%, 10/1/50	184,809
373,144	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	348,374
205,546	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	191,154
184,988	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	171,878
1,135,070	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	1,055,879
2,465,136	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	2,291,066
395,838	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	368,144
41Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
567,943	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	$ 528,447
412,125	Federal Home Loan Mortgage Corp., 4.000%, 5/1/52	383,318
682,276	Federal Home Loan Mortgage Corp., 4.000%, 5/1/52	635,515
3,662,628	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	3,402,209
874,282	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	813,922
2,315,335	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	2,156,636
423,385	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	393,737
197,185	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	183,213
3,113,064	Federal Home Loan Mortgage Corp., 4.000%, 7/1/52	2,890,405
706,208	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	690,833
438,352	Federal Home Loan Mortgage Corp., 4.500%, 3/1/42	430,026
45,178	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	44,313
283,519	Federal Home Loan Mortgage Corp., 4.500%, 11/1/48	273,476
156,864	Federal Home Loan Mortgage Corp., 4.500%, 6/1/49	151,536
170,588	Federal Home Loan Mortgage Corp., 4.500%, 7/1/49	164,692
1,304,531	Federal Home Loan Mortgage Corp., 4.500%, 7/1/49	1,258,751
1,005,678	Federal Home Loan Mortgage Corp., 4.500%, 8/1/49	970,798
1,929,038	Federal Home Loan Mortgage Corp., 4.500%, 1/1/50	1,856,785
5,391,676	Federal Home Loan Mortgage Corp., 4.500%, 7/1/52	5,150,891
34,260,607	Federal Home Loan Mortgage Corp., 4.500%, 9/1/52	32,730,573
3,528	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	3,559
46,803	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	45,699
104,137	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	105,068
100,849	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	101,750
834	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	832
2,181	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	2,187
774,683	Federal Home Loan Mortgage Corp., 5.000%, 9/1/49	764,205
2,076,641	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	2,053,861
349,939	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	341,824
3,191,527	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	3,139,136
1,895,290	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,865,916
Pioneer Bond Fund |  | 9/30/2242

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,850,000	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	$ 8,630,377
20,116,626	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	19,617,366
66,410	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	68,434
3,322	Federal Home Loan Mortgage Corp., 5.500%, 1/1/34	3,412
32,821	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	33,892
3,511	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	3,498
47,415	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	47,528
11,284	Federal Home Loan Mortgage Corp., 5.500%, 11/1/35	11,540
322,751	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	333,761
33,358	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	34,244
12,030	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	12,268
14,673	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	15,431
1,360	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,390
45,490	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	47,841
7,847	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	7,985
37,149	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	39,069
18,234	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	18,717
4,723	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	4,869
31,957	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	32,591
6,981	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	7,104
27,900	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	28,531
10,469	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	11,011
135,931	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	142,957
17,792	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	18,107
12,551	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	12,775
38,464	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	39,153
41,349	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	42,151
26,422	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	26,905
3,529	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	3,712
8,688	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,919
22,076	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	23,283
39,064	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	40,306
43Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
160	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	$ 165
133	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	138
931	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	960
2,320	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,407
3,734	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,853
228	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	237
2,828	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,923
3,942	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	4,110
40	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	41
12,322	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	12,866
1,159	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	1,209
139,728	Federal National Mortgage Association, 1.500%, 3/1/41	111,800
37,929,457	Federal National Mortgage Association, 1.500%, 11/1/41	30,340,541
1,263,373	Federal National Mortgage Association, 1.500%, 1/1/42	1,010,514
19,402,023	Federal National Mortgage Association, 1.500%, 1/1/42	15,518,129
12,820,063	Federal National Mortgage Association, 1.500%, 1/1/42	10,256,309
15,858,819	Federal National Mortgage Association, 1.500%, 2/1/42	12,630,622
4,306,525	Federal National Mortgage Association, 1.500%, 3/1/42	3,429,027
21,661,464	Federal National Mortgage Association, 2.000%, 12/1/41	18,131,261
1,090,425	Federal National Mortgage Association, 2.000%, 2/1/42	905,195
383,855	Federal National Mortgage Association, 2.000%, 2/1/42	318,648
1,028,586	Federal National Mortgage Association, 2.000%, 11/1/50	841,040
641,841	Federal National Mortgage Association, 2.000%, 1/1/51	526,710
11,238,321	Federal National Mortgage Association, 2.000%, 11/1/51	9,163,816
219,000,000	Federal National Mortgage Association, 2.000%, 10/1/52 (TBA)	177,270,235
Pioneer Bond Fund |  | 9/30/2244

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
459,111	Federal National Mortgage Association, 2.500%, 7/1/30	$ 426,024
408,569	Federal National Mortgage Association, 2.500%, 7/1/30	379,141
708,345	Federal National Mortgage Association, 2.500%, 7/1/30	657,284
107,542	Federal National Mortgage Association, 2.500%, 12/1/42	91,438
99,937	Federal National Mortgage Association, 2.500%, 12/1/42	84,961
101,689	Federal National Mortgage Association, 2.500%, 1/1/43	86,477
1,131,433	Federal National Mortgage Association, 2.500%, 2/1/43	961,880
42,267	Federal National Mortgage Association, 2.500%, 2/1/43	35,621
40,122	Federal National Mortgage Association, 2.500%, 2/1/43	33,780
131,498	Federal National Mortgage Association, 2.500%, 3/1/43	111,813
76,630	Federal National Mortgage Association, 2.500%, 4/1/43	64,491
121,446	Federal National Mortgage Association, 2.500%, 8/1/43	103,298
71,147	Federal National Mortgage Association, 2.500%, 12/1/43	60,541
102,568	Federal National Mortgage Association, 2.500%, 3/1/44	86,954
649,127	Federal National Mortgage Association, 2.500%, 4/1/45	549,850
637,898	Federal National Mortgage Association, 2.500%, 4/1/45	540,235
217,896	Federal National Mortgage Association, 2.500%, 4/1/45	184,530
119,697	Federal National Mortgage Association, 2.500%, 4/1/45	101,415
187,387	Federal National Mortgage Association, 2.500%, 4/1/45	158,701
250,037	Federal National Mortgage Association, 2.500%, 4/1/45	211,800
65,517	Federal National Mortgage Association, 2.500%, 4/1/45	55,505
45Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
101,678	Federal National Mortgage Association, 2.500%, 4/1/45	$ 86,144
25,772	Federal National Mortgage Association, 2.500%, 5/1/45	21,827
53,750	Federal National Mortgage Association, 2.500%, 7/1/45	45,520
51,846	Federal National Mortgage Association, 2.500%, 8/1/45	43,868
40,089	Federal National Mortgage Association, 2.500%, 1/1/46	33,948
578,390	Federal National Mortgage Association, 2.500%, 9/1/50	492,654
3,050,668	Federal National Mortgage Association, 2.500%, 9/1/50	2,587,680
639,778	Federal National Mortgage Association, 2.500%, 9/1/50	547,383
310,145	Federal National Mortgage Association, 2.500%, 10/1/50	264,507
39,473,829	Federal National Mortgage Association, 2.500%, 5/1/51	33,617,100
17,538,777	Federal National Mortgage Association, 2.500%, 10/1/51	14,786,039
10,356,152	Federal National Mortgage Association, 2.500%, 11/1/51	8,764,006
11,087,702	Federal National Mortgage Association, 2.500%, 12/1/51	9,370,823
23,437,305	Federal National Mortgage Association, 2.500%, 1/1/52	19,804,721
1,943,403	Federal National Mortgage Association, 2.500%, 2/1/52	1,645,481
4,395,419	Federal National Mortgage Association, 2.500%, 4/1/52	3,708,713
225,000,000	Federal National Mortgage Association, 2.500%, 10/1/52 (TBA)	188,731,933
1,180,781	Federal National Mortgage Association, 3.000%, 10/1/30	1,115,101
435,451	Federal National Mortgage Association, 3.000%, 4/1/31	411,212
177,423	Federal National Mortgage Association, 3.000%, 6/1/40	158,204
1,926,042	Federal National Mortgage Association, 3.000%, 9/1/42	1,727,950
Pioneer Bond Fund |  | 9/30/2246

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
323,673	Federal National Mortgage Association, 3.000%, 3/1/45	$ 288,942
2,017,598	Federal National Mortgage Association, 3.000%, 4/1/47	1,794,694
16,241,329	Federal National Mortgage Association, 3.000%, 1/1/52	14,289,574
21,799,425	Federal National Mortgage Association, 3.000%, 3/1/52	19,301,262
5,793,026	Federal National Mortgage Association, 3.000%, 2/1/57	5,069,702
933,813	Federal National Mortgage Association, 3.500%, 6/1/28	889,621
1,000,000	Federal National Mortgage Association, 3.500%, 10/1/37 (TBA)	945,000
296,335	Federal National Mortgage Association, 3.500%, 11/1/40	272,635
247,500	Federal National Mortgage Association, 3.500%, 10/1/41	228,243
1,574,468	Federal National Mortgage Association, 3.500%, 11/1/41	1,452,244
185,736	Federal National Mortgage Association, 3.500%, 6/1/42	170,616
777,767	Federal National Mortgage Association, 3.500%, 7/1/42	714,465
864,157	Federal National Mortgage Association, 3.500%, 8/1/42	794,020
109,180	Federal National Mortgage Association, 3.500%, 10/1/42	103,106
100,923	Federal National Mortgage Association, 3.500%, 11/1/42	92,700
217,592	Federal National Mortgage Association, 3.500%, 12/1/42	200,476
183,421	Federal National Mortgage Association, 3.500%, 12/1/42	168,492
515,967	Federal National Mortgage Association, 3.500%, 4/1/45	474,006
1,685,348	Federal National Mortgage Association, 3.500%, 6/1/45	1,544,902
3,614,513	Federal National Mortgage Association, 3.500%, 8/1/45	3,351,157
3,371,762	Federal National Mortgage Association, 3.500%, 9/1/45	3,096,731
47Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,360,856	Federal National Mortgage Association, 3.500%, 9/1/45	$ 1,250,598
437,946	Federal National Mortgage Association, 3.500%, 10/1/45	401,484
5,178,478	Federal National Mortgage Association, 3.500%, 11/1/45	4,801,258
1,276,454	Federal National Mortgage Association, 3.500%, 5/1/46	1,171,645
154,490	Federal National Mortgage Association, 3.500%, 10/1/46	141,423
3,442,552	Federal National Mortgage Association, 3.500%, 1/1/47	3,147,133
2,725,959	Federal National Mortgage Association, 3.500%, 1/1/47	2,499,705
1,293,470	Federal National Mortgage Association, 3.500%, 1/1/47	1,182,248
34,216	Federal National Mortgage Association, 3.500%, 2/1/47	31,497
81,364	Federal National Mortgage Association, 3.500%, 7/1/47	74,416
93,223	Federal National Mortgage Association, 3.500%, 10/1/47	86,075
257,331	Federal National Mortgage Association, 3.500%, 12/1/47	238,589
2,549,566	Federal National Mortgage Association, 3.500%, 12/1/47	2,330,397
29,012	Federal National Mortgage Association, 3.500%, 2/1/49	25,827
33,368	Federal National Mortgage Association, 3.500%, 4/1/49	29,134
777,950	Federal National Mortgage Association, 3.500%, 5/1/49	717,767
1,169,421	Federal National Mortgage Association, 3.500%, 5/1/49	1,084,509
30,215	Federal National Mortgage Association, 3.500%, 7/1/49	27,513
1,937,503	Federal National Mortgage Association, 3.500%, 7/1/51	1,762,350
965,445	Federal National Mortgage Association, 3.500%, 8/1/51	870,740
1,309,870	Federal National Mortgage Association, 3.500%, 9/1/51	1,182,488
Pioneer Bond Fund |  | 9/30/2248

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
124,740	Federal National Mortgage Association, 3.500%, 9/1/51	$ 112,493
234,808	Federal National Mortgage Association, 3.500%, 12/1/51	211,881
1,097,992	Federal National Mortgage Association, 3.500%, 2/1/52	990,771
247,685	Federal National Mortgage Association, 3.500%, 2/1/52	223,425
811,372	Federal National Mortgage Association, 3.500%, 2/1/52	731,968
284,261	Federal National Mortgage Association, 3.500%, 2/1/52	259,145
273,671	Federal National Mortgage Association, 3.500%, 3/1/52	246,890
281,378	Federal National Mortgage Association, 3.500%, 3/1/52	255,003
477,469	Federal National Mortgage Association, 3.500%, 3/1/52	433,212
1,338,347	Federal National Mortgage Association, 3.500%, 3/1/52	1,207,522
1,773,698	Federal National Mortgage Association, 3.500%, 4/1/52	1,599,420
1,011,844	Federal National Mortgage Association, 3.500%, 4/1/52	912,028
1,506,491	Federal National Mortgage Association, 3.500%, 4/1/52	1,357,289
3,565,746	Federal National Mortgage Association, 3.500%, 4/1/52	3,213,907
9,316,540	Federal National Mortgage Association, 3.500%, 4/1/52	8,403,035
1,819,492	Federal National Mortgage Association, 3.500%, 4/1/52	1,640,132
639,068	Federal National Mortgage Association, 3.500%, 4/1/52	576,070
306,837	Federal National Mortgage Association, 3.500%, 4/1/52	276,453
487,481	Federal National Mortgage Association, 3.500%, 4/1/52	439,683
563,632	Federal National Mortgage Association, 3.500%, 4/1/52	508,420
6,569,338	Federal National Mortgage Association, 3.500%, 5/1/52	5,919,159
49Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
495,034	Federal National Mortgage Association, 3.500%, 6/1/52	$ 446,358
365,446	Federal National Mortgage Association, 3.500%, 8/1/58	330,983
2,618	Federal National Mortgage Association, 4.000%, 10/1/25	2,532
80,080	Federal National Mortgage Association, 4.000%, 11/1/34	76,400
17,000,000	Federal National Mortgage Association, 4.000%, 10/1/37 (TBA)	16,399,687
694,351	Federal National Mortgage Association, 4.000%, 4/1/39	662,050
2,775,671	Federal National Mortgage Association, 4.000%, 10/1/40	2,645,639
470,877	Federal National Mortgage Association, 4.000%, 12/1/40	448,819
348,869	Federal National Mortgage Association, 4.000%, 4/1/41	332,592
354,062	Federal National Mortgage Association, 4.000%, 5/1/41	337,526
348,751	Federal National Mortgage Association, 4.000%, 10/1/41	330,803
235,834	Federal National Mortgage Association, 4.000%, 12/1/41	224,440
750,105	Federal National Mortgage Association, 4.000%, 1/1/42	715,112
104,316	Federal National Mortgage Association, 4.000%, 1/1/42	99,440
572,662	Federal National Mortgage Association, 4.000%, 2/1/42	546,289
1,963,124	Federal National Mortgage Association, 4.000%, 2/1/42	1,871,289
736,625	Federal National Mortgage Association, 4.000%, 4/1/42	702,211
170,684	Federal National Mortgage Association, 4.000%, 4/1/42	161,060
1,128,297	Federal National Mortgage Association, 4.000%, 5/1/42	1,075,509
84,060	Federal National Mortgage Association, 4.000%, 6/1/42	80,070
31,378	Federal National Mortgage Association, 4.000%, 6/1/42	29,418
Pioneer Bond Fund |  | 9/30/2250

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
108,838	Federal National Mortgage Association, 4.000%, 7/1/42	$ 103,214
1,931,177	Federal National Mortgage Association, 4.000%, 8/1/42	1,849,664
418,480	Federal National Mortgage Association, 4.000%, 10/1/42	398,920
178,069	Federal National Mortgage Association, 4.000%, 10/1/42	169,732
1,137,621	Federal National Mortgage Association, 4.000%, 11/1/43	1,080,774
23,514	Federal National Mortgage Association, 4.000%, 1/1/44	22,344
40,739	Federal National Mortgage Association, 4.000%, 6/1/45	38,501
217,596	Federal National Mortgage Association, 4.000%, 7/1/45	206,754
155,056	Federal National Mortgage Association, 4.000%, 4/1/46	146,438
1,002,797	Federal National Mortgage Association, 4.000%, 7/1/46	950,854
1,392,841	Federal National Mortgage Association, 4.000%, 7/1/46	1,316,022
844,578	Federal National Mortgage Association, 4.000%, 8/1/46	800,823
926,867	Federal National Mortgage Association, 4.000%, 8/1/46	878,879
445,813	Federal National Mortgage Association, 4.000%, 11/1/46	423,099
1,061,513	Federal National Mortgage Association, 4.000%, 4/1/47	1,002,383
989,947	Federal National Mortgage Association, 4.000%, 4/1/47	938,504
499,790	Federal National Mortgage Association, 4.000%, 6/1/47	473,598
214,895	Federal National Mortgage Association, 4.000%, 6/1/47	202,447
428,299	Federal National Mortgage Association, 4.000%, 6/1/47	404,753
655,416	Federal National Mortgage Association, 4.000%, 6/1/47	620,709
307,921	Federal National Mortgage Association, 4.000%, 7/1/47	291,588
51Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
779,856	Federal National Mortgage Association, 4.000%, 7/1/47	$ 735,681
1,135,124	Federal National Mortgage Association, 4.000%, 12/1/47	1,072,984
13,957	Federal National Mortgage Association, 4.000%, 6/1/48	13,061
94,630	Federal National Mortgage Association, 4.000%, 6/1/48	89,157
160,149	Federal National Mortgage Association, 4.000%, 8/1/48	150,041
787,947	Federal National Mortgage Association, 4.000%, 8/1/48	742,162
89,690	Federal National Mortgage Association, 4.000%, 8/1/48	84,838
233,157	Federal National Mortgage Association, 4.000%, 11/1/48	221,025
11,615	Federal National Mortgage Association, 4.000%, 2/1/49	10,967
15,086	Federal National Mortgage Association, 4.000%, 3/1/49	14,092
14,181	Federal National Mortgage Association, 4.000%, 3/1/49	13,272
105,616	Federal National Mortgage Association, 4.000%, 6/1/49	99,311
29,951	Federal National Mortgage Association, 4.000%, 9/1/49	28,294
81,709	Federal National Mortgage Association, 4.000%, 5/1/50	76,117
349,124	Federal National Mortgage Association, 4.000%, 7/1/50	325,824
143,194	Federal National Mortgage Association, 4.000%, 10/1/50	133,359
234,554	Federal National Mortgage Association, 4.000%, 11/1/50	218,918
2,006,962	Federal National Mortgage Association, 4.000%, 11/1/50	1,874,983
918,672	Federal National Mortgage Association, 4.000%, 12/1/50	856,684
86,862	Federal National Mortgage Association, 4.000%, 1/1/51	81,140
22,596	Federal National Mortgage Association, 4.000%, 1/1/51	21,146
Pioneer Bond Fund |  | 9/30/2252

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
463,857	Federal National Mortgage Association, 4.000%, 1/1/51	$ 432,098
205,181	Federal National Mortgage Association, 4.000%, 2/1/51	191,839
576,828	Federal National Mortgage Association, 4.000%, 2/1/51	537,607
669,076	Federal National Mortgage Association, 4.000%, 4/1/51	623,722
65,867	Federal National Mortgage Association, 4.000%, 5/1/51	61,625
10,091	Federal National Mortgage Association, 4.000%, 6/1/51	9,404
1,555,816	Federal National Mortgage Association, 4.000%, 6/1/51	1,448,171
319,592	Federal National Mortgage Association, 4.000%, 7/1/51	299,488
1,691,594	Federal National Mortgage Association, 4.000%, 7/1/51	1,575,056
4,025,657	Federal National Mortgage Association, 4.000%, 7/1/51	3,745,806
213,044	Federal National Mortgage Association, 4.000%, 8/1/51	198,146
5,483,880	Federal National Mortgage Association, 4.000%, 8/1/51	5,100,205
157,266	Federal National Mortgage Association, 4.000%, 9/1/51	146,368
81,636	Federal National Mortgage Association, 4.000%, 10/1/51	75,940
175,332	Federal National Mortgage Association, 4.000%, 6/1/52	162,994
255,012	Federal National Mortgage Association, 4.000%, 6/1/52	237,407
305,740	Federal National Mortgage Association, 4.000%, 6/1/52	284,121
480,809	Federal National Mortgage Association, 4.000%, 7/1/52	447,853
802,797	Federal National Mortgage Association, 4.000%, 7/1/56	756,650
1,169,465	Federal National Mortgage Association, 4.000%, 1/1/57	1,098,089
44,568	Federal National Mortgage Association, 4.500%, 10/1/35	43,563
53Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
114,792	Federal National Mortgage Association, 4.500%, 8/1/40	$ 111,500
445,785	Federal National Mortgage Association, 4.500%, 11/1/40	435,600
129,772	Federal National Mortgage Association, 4.500%, 2/1/41	126,812
434,222	Federal National Mortgage Association, 4.500%, 4/1/41	425,430
21,066	Federal National Mortgage Association, 4.500%, 5/1/41	20,640
799,822	Federal National Mortgage Association, 4.500%, 5/1/41	781,520
1,130,261	Federal National Mortgage Association, 4.500%, 5/1/41	1,107,294
346,391	Federal National Mortgage Association, 4.500%, 7/1/41	336,257
1,354,191	Federal National Mortgage Association, 4.500%, 1/1/42	1,326,804
1,197,615	Federal National Mortgage Association, 4.500%, 1/1/42	1,173,388
138,780	Federal National Mortgage Association, 4.500%, 3/1/43	135,960
5,164,277	Federal National Mortgage Association, 4.500%, 9/1/43	5,061,326
3,466,046	Federal National Mortgage Association, 4.500%, 1/1/44	3,395,785
1,766,185	Federal National Mortgage Association, 4.500%, 3/1/44	1,738,262
15,022,897	Federal National Mortgage Association, 4.500%, 7/1/44	14,717,774
154,697	Federal National Mortgage Association, 4.500%, 1/1/47	148,862
133,890	Federal National Mortgage Association, 4.500%, 2/1/47	128,486
2,228,196	Federal National Mortgage Association, 4.500%, 8/1/47	2,164,433
7,526,935	Federal National Mortgage Association, 4.500%, 5/1/49	7,307,738
68,205	Federal National Mortgage Association, 4.500%, 6/1/49	65,926
1,079,419	Federal National Mortgage Association, 4.500%, 2/1/50	1,039,424
Pioneer Bond Fund |  | 9/30/2254

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,311,846	Federal National Mortgage Association, 4.500%, 4/1/50	$ 5,165,329
1,070,040	Federal National Mortgage Association, 4.500%, 4/1/50	1,038,747
27,378,533	Federal National Mortgage Association, 4.500%, 6/1/52	26,155,843
8,949,060	Federal National Mortgage Association, 4.500%, 8/1/52	8,549,406
1,947	Federal National Mortgage Association, 5.000%, 3/1/23	1,953
8,444	Federal National Mortgage Association, 5.000%, 5/1/23	8,472
27,969	Federal National Mortgage Association, 5.000%, 7/1/34	26,699
108,610	Federal National Mortgage Association, 5.000%, 10/1/34	108,364
229,607	Federal National Mortgage Association, 5.000%, 2/1/39	229,168
186,410	Federal National Mortgage Association, 5.000%, 6/1/40	187,886
126,185	Federal National Mortgage Association, 5.000%, 6/1/40	127,177
124,057	Federal National Mortgage Association, 5.000%, 7/1/40	124,083
170,708	Federal National Mortgage Association, 5.000%, 7/1/40	172,055
258,391	Federal National Mortgage Association, 5.000%, 7/1/40	257,056
209,648	Federal National Mortgage Association, 5.000%, 8/1/40	211,302
762,590	Federal National Mortgage Association, 5.000%, 2/1/41	765,923
2,931,740	Federal National Mortgage Association, 5.000%, 12/1/44	2,954,825
145,516	Federal National Mortgage Association, 5.000%, 6/1/49	141,926
559,731	Federal National Mortgage Association, 5.000%, 9/1/49	554,389
3,012,573	Federal National Mortgage Association, 5.000%, 9/1/49	3,011,368
43,770	Federal National Mortgage Association, 5.000%, 10/1/49	42,740
55Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,002,317	Federal National Mortgage Association, 5.000%, 6/1/52	$ 1,980,315
6,245,007	Federal National Mortgage Association, 5.000%, 8/1/52	6,098,227
87,953,046	Federal National Mortgage Association, 5.000%, 8/1/52	85,770,298
137,500,000	Federal National Mortgage Association, 5.000%, 10/1/52	134,087,493
4,691	Federal National Mortgage Association, 5.500%, 6/1/33	4,692
31,555	Federal National Mortgage Association, 5.500%, 7/1/33	32,323
174,603	Federal National Mortgage Association, 5.500%, 7/1/34	179,886
7,019	Federal National Mortgage Association, 5.500%, 10/1/35	7,216
53,663	Federal National Mortgage Association, 5.500%, 3/1/36	53,699
44,852	Federal National Mortgage Association, 5.500%, 5/1/36	45,070
57,029	Federal National Mortgage Association, 5.500%, 6/1/36	58,908
21,970	Federal National Mortgage Association, 5.720%, 11/1/28	21,904
15,248	Federal National Mortgage Association, 5.720%, 6/1/29	15,232
4,781	Federal National Mortgage Association, 5.900%, 11/1/27	4,777
26,469	Federal National Mortgage Association, 5.900%, 4/1/28	26,458
267	Federal National Mortgage Association, 6.000%, 9/1/29	277
753	Federal National Mortgage Association, 6.000%, 1/1/32	766
4,341	Federal National Mortgage Association, 6.000%, 2/1/32	4,545
1,905	Federal National Mortgage Association, 6.000%, 3/1/32	2,001
1,170	Federal National Mortgage Association, 6.000%, 8/1/32	1,229
146	Federal National Mortgage Association, 6.000%, 9/1/32	152
Pioneer Bond Fund |  | 9/30/2256

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,912	Federal National Mortgage Association, 6.000%, 10/1/32	$ 15,665
4,202	Federal National Mortgage Association, 6.000%, 2/1/33	4,272
23,838	Federal National Mortgage Association, 6.000%, 3/1/33	25,043
24,808	Federal National Mortgage Association, 6.000%, 4/1/33	25,240
44,068	Federal National Mortgage Association, 6.000%, 7/1/33	44,834
14,707	Federal National Mortgage Association, 6.000%, 11/1/33	15,451
40,999	Federal National Mortgage Association, 6.000%, 8/1/34	43,084
11,851	Federal National Mortgage Association, 6.000%, 9/1/34	12,120
10,380	Federal National Mortgage Association, 6.000%, 9/1/34	10,927
37,618	Federal National Mortgage Association, 6.000%, 9/1/34	38,267
1,204	Federal National Mortgage Association, 6.000%, 9/1/34	1,231
3,941	Federal National Mortgage Association, 6.000%, 10/1/34	4,140
3,968	Federal National Mortgage Association, 6.000%, 11/1/34	4,168
33,009	Federal National Mortgage Association, 6.000%, 11/1/34	33,579
1,302	Federal National Mortgage Association, 6.000%, 2/1/35	1,368
2,683	Federal National Mortgage Association, 6.000%, 2/1/35	2,819
59,007	Federal National Mortgage Association, 6.000%, 4/1/35	61,077
8,568	Federal National Mortgage Association, 6.000%, 5/1/35	8,710
70,682	Federal National Mortgage Association, 6.000%, 10/1/35	71,866
34,722	Federal National Mortgage Association, 6.000%, 12/1/35	35,377
8,371	Federal National Mortgage Association, 6.000%, 12/1/37	8,826
57Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
75,114	Federal National Mortgage Association, 6.000%, 6/1/38	$ 77,845
6,823	Federal National Mortgage Association, 6.000%, 7/1/38	6,938
4,342	Federal National Mortgage Association, 6.500%, 7/1/29	4,636
80	Federal National Mortgage Association, 6.500%, 1/1/31	83
295	Federal National Mortgage Association, 6.500%, 4/1/31	306
1,527	Federal National Mortgage Association, 6.500%, 5/1/31	1,573
2,111	Federal National Mortgage Association, 6.500%, 9/1/31	2,175
2,113	Federal National Mortgage Association, 6.500%, 9/1/31	2,177
1,354	Federal National Mortgage Association, 6.500%, 10/1/31	1,402
56,554	Federal National Mortgage Association, 6.500%, 12/1/31	58,285
3,435	Federal National Mortgage Association, 6.500%, 2/1/32	3,540
12,890	Federal National Mortgage Association, 6.500%, 3/1/32	13,285
29,906	Federal National Mortgage Association, 6.500%, 7/1/32	30,822
10,878	Federal National Mortgage Association, 6.500%, 7/1/34	11,646
38,206	Federal National Mortgage Association, 6.500%, 11/1/37	40,714
8,552	Federal National Mortgage Association, 6.500%, 11/1/47	8,391
60	Federal National Mortgage Association, 7.000%, 12/1/30	60
2,993	Federal National Mortgage Association, 7.000%, 12/1/30	3,023
2,499	Federal National Mortgage Association, 7.000%, 4/1/31	2,609
3,210	Federal National Mortgage Association, 7.000%, 9/1/31	3,366
11,292	Federal National Mortgage Association, 7.000%, 12/1/31	11,343
Pioneer Bond Fund |  | 9/30/2258

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,120	Federal National Mortgage Association, 7.000%, 1/1/32	$ 8,546
46,000,000	Government National Mortgage Association, 3.000%, 10/20/52 (TBA)	40,647,109
33,000,000	Government National Mortgage Association, 5.000%, 10/20/52 (TBA)	32,296,340
2,587,531	Government National Mortgage Association I, 3.500%, 11/15/41	2,411,865
1,798,495	Government National Mortgage Association I, 3.500%, 7/15/42	1,676,640
307,305	Government National Mortgage Association I, 3.500%, 10/15/42	286,402
525,681	Government National Mortgage Association I, 3.500%, 1/15/44	489,917
1,799,746	Government National Mortgage Association I, 3.500%, 1/15/45	1,677,541
641,308	Government National Mortgage Association I, 3.500%, 8/15/46	593,869
6,383	Government National Mortgage Association I, 4.000%, 5/15/39	6,036
1,061	Government National Mortgage Association I, 4.000%, 6/15/39	1,021
1,639	Government National Mortgage Association I, 4.000%, 8/15/40	1,568
122,815	Government National Mortgage Association I, 4.000%, 8/15/40	116,566
1,881	Government National Mortgage Association I, 4.000%, 9/15/40	1,791
1,915	Government National Mortgage Association I, 4.000%, 10/15/40	1,845
7,342	Government National Mortgage Association I, 4.000%, 11/15/40	6,983
15,981	Government National Mortgage Association I, 4.000%, 11/15/40	15,373
4,992	Government National Mortgage Association I, 4.000%, 1/15/41	4,754
19,810	Government National Mortgage Association I, 4.000%, 1/15/41	19,056
2,935	Government National Mortgage Association I, 4.000%, 2/15/41	2,824
23,977	Government National Mortgage Association I, 4.000%, 6/15/41	22,757
59Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
40,763	Government National Mortgage Association I, 4.000%, 7/15/41	$ 39,016
94,667	Government National Mortgage Association I, 4.000%, 9/15/41	90,645
3,653	Government National Mortgage Association I, 4.000%, 10/15/41	3,479
4,816	Government National Mortgage Association I, 4.000%, 10/15/41	4,572
1,472	Government National Mortgage Association I, 4.000%, 11/15/41	1,402
1,243	Government National Mortgage Association I, 4.000%, 11/15/41	1,172
1,468	Government National Mortgage Association I, 4.000%, 12/15/41	1,405
12,462	Government National Mortgage Association I, 4.000%, 2/15/42	11,853
251,674	Government National Mortgage Association I, 4.000%, 8/15/43	240,854
8,001	Government National Mortgage Association I, 4.000%, 11/15/43	7,594
214,234	Government National Mortgage Association I, 4.000%, 3/15/44	205,023
810,903	Government National Mortgage Association I, 4.000%, 3/15/44	776,292
21,832	Government National Mortgage Association I, 4.000%, 3/15/44	20,720
2,908	Government National Mortgage Association I, 4.000%, 3/15/44	2,775
478,668	Government National Mortgage Association I, 4.000%, 4/15/44	454,343
2,982	Government National Mortgage Association I, 4.000%, 4/15/44	2,817
5,893	Government National Mortgage Association I, 4.000%, 4/15/44	5,605
68,366	Government National Mortgage Association I, 4.000%, 8/15/44	65,325
571,723	Government National Mortgage Association I, 4.000%, 9/15/44	547,415
36,793	Government National Mortgage Association I, 4.000%, 9/15/44	34,684
54,734	Government National Mortgage Association I, 4.000%, 9/15/44	51,910
Pioneer Bond Fund |  | 9/30/2260

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
100,764	Government National Mortgage Association I, 4.000%, 11/15/44	$ 95,450
513,251	Government National Mortgage Association I, 4.000%, 12/15/44	491,793
173,629	Government National Mortgage Association I, 4.000%, 1/15/45	167,021
350,700	Government National Mortgage Association I, 4.000%, 1/15/45	330,637
126,830	Government National Mortgage Association I, 4.000%, 1/15/45	119,565
361,346	Government National Mortgage Association I, 4.000%, 2/15/45	342,702
316,671	Government National Mortgage Association I, 4.000%, 2/15/45	299,827
813,204	Government National Mortgage Association I, 4.000%, 3/15/45	781,007
699,090	Government National Mortgage Association I, 4.000%, 4/15/45	669,042
800,050	Government National Mortgage Association I, 4.000%, 5/15/45	761,249
1,137,119	Government National Mortgage Association I, 4.000%, 6/15/45	1,094,565
156,345	Government National Mortgage Association I, 4.000%, 7/15/45	150,394
208,809	Government National Mortgage Association I, 4.000%, 8/15/45	198,795
32,782	Government National Mortgage Association I, 4.500%, 6/15/25	32,454
18,984	Government National Mortgage Association I, 4.500%, 7/15/33	18,538
56,715	Government National Mortgage Association I, 4.500%, 9/15/33	55,616
69,577	Government National Mortgage Association I, 4.500%, 10/15/33	67,954
47,741	Government National Mortgage Association I, 4.500%, 10/15/33	46,645
7,536	Government National Mortgage Association I, 4.500%, 2/15/34	7,332
5,459	Government National Mortgage Association I, 4.500%, 3/15/35	5,321
54,342	Government National Mortgage Association I, 4.500%, 4/15/35	52,768
61Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
26,179	Government National Mortgage Association I, 4.500%, 10/15/35	$ 25,440
27,552	Government National Mortgage Association I, 4.500%, 4/15/38	26,807
253,486	Government National Mortgage Association I, 4.500%, 12/15/39	246,023
116,303	Government National Mortgage Association I, 4.500%, 1/15/40	114,593
61,060	Government National Mortgage Association I, 4.500%, 9/15/40	60,209
177,706	Government National Mortgage Association I, 4.500%, 10/15/40	175,067
101,790	Government National Mortgage Association I, 4.500%, 4/15/41	98,887
237,511	Government National Mortgage Association I, 4.500%, 5/15/41	231,951
165,693	Government National Mortgage Association I, 4.500%, 6/15/41	162,140
105,603	Government National Mortgage Association I, 4.500%, 7/15/41	103,847
84,854	Government National Mortgage Association I, 4.500%, 8/15/41	82,485
25,699	Government National Mortgage Association I, 5.000%, 7/15/33	25,579
23,247	Government National Mortgage Association I, 5.000%, 9/15/33	23,446
26,615	Government National Mortgage Association I, 5.000%, 4/15/34	26,843
160,437	Government National Mortgage Association I, 5.000%, 4/15/35	161,829
52,579	Government National Mortgage Association I, 5.000%, 7/15/40	52,926
29,995	Government National Mortgage Association I, 5.500%, 1/15/29	30,278
3,486	Government National Mortgage Association I, 5.500%, 6/15/33	3,527
21,002	Government National Mortgage Association I, 5.500%, 7/15/33	22,003
13,326	Government National Mortgage Association I, 5.500%, 7/15/33	13,549
6,911	Government National Mortgage Association I, 5.500%, 8/15/33	7,287
Pioneer Bond Fund |  | 9/30/2262

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
35,065	Government National Mortgage Association I, 5.500%, 8/15/33	$ 35,650
10,625	Government National Mortgage Association I, 5.500%, 8/15/33	11,198
21,119	Government National Mortgage Association I, 5.500%, 9/15/33	21,331
24,695	Government National Mortgage Association I, 5.500%, 9/15/33	24,985
10,472	Government National Mortgage Association I, 5.500%, 10/15/33	10,573
21,291	Government National Mortgage Association I, 5.500%, 10/15/33	22,307
100,530	Government National Mortgage Association I, 5.500%, 7/15/34	105,313
15,199	Government National Mortgage Association I, 5.500%, 10/15/34	15,477
131,804	Government National Mortgage Association I, 5.500%, 11/15/34	139,161
61,384	Government National Mortgage Association I, 5.500%, 1/15/35	63,608
10,749	Government National Mortgage Association I, 5.500%, 2/15/35	10,901
30,559	Government National Mortgage Association I, 5.500%, 2/15/35	30,863
25,108	Government National Mortgage Association I, 5.500%, 6/15/35	25,347
115,720	Government National Mortgage Association I, 5.500%, 7/15/35	120,766
11,092	Government National Mortgage Association I, 5.500%, 10/15/35	11,305
44,988	Government National Mortgage Association I, 5.500%, 10/15/35	46,584
12,810	Government National Mortgage Association I, 5.500%, 2/15/37	13,556
14,765	Government National Mortgage Association I, 6.000%, 12/15/23	14,852
1,209	Government National Mortgage Association I, 6.000%, 1/15/24	1,236
9,981	Government National Mortgage Association I, 6.000%, 4/15/28	10,513
46,672	Government National Mortgage Association I, 6.000%, 9/15/28	47,875
63Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,382	Government National Mortgage Association I, 6.000%, 10/15/28	$ 2,445
19,466	Government National Mortgage Association I, 6.000%, 2/15/29	19,958
14,316	Government National Mortgage Association I, 6.000%, 2/15/29	14,817
6,772	Government National Mortgage Association I, 6.000%, 11/15/31	7,141
465	Government National Mortgage Association I, 6.000%, 3/15/32	484
1,974	Government National Mortgage Association I, 6.000%, 8/15/32	2,066
4,448	Government National Mortgage Association I, 6.000%, 9/15/32	4,552
66,734	Government National Mortgage Association I, 6.000%, 9/15/32	68,314
54,359	Government National Mortgage Association I, 6.000%, 9/15/32	55,645
4,731	Government National Mortgage Association I, 6.000%, 10/15/32	4,843
5,964	Government National Mortgage Association I, 6.000%, 10/15/32	6,108
4,303	Government National Mortgage Association I, 6.000%, 11/15/32	4,404
3,060	Government National Mortgage Association I, 6.000%, 11/15/32	3,132
115,214	Government National Mortgage Association I, 6.000%, 12/15/32	118,061
2,594	Government National Mortgage Association I, 6.000%, 12/15/32	2,655
81,080	Government National Mortgage Association I, 6.000%, 12/15/32	83,200
25,909	Government National Mortgage Association I, 6.000%, 12/15/32	26,582
5,349	Government National Mortgage Association I, 6.000%, 12/15/32	5,551
28,180	Government National Mortgage Association I, 6.000%, 12/15/32	28,848
74,569	Government National Mortgage Association I, 6.000%, 12/15/32	76,336
56,824	Government National Mortgage Association I, 6.000%, 1/15/33	61,236
Pioneer Bond Fund |  | 9/30/2264

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,300	Government National Mortgage Association I, 6.000%, 1/15/33	$ 14,671
36,542	Government National Mortgage Association I, 6.000%, 2/15/33	37,928
50,844	Government National Mortgage Association I, 6.000%, 2/15/33	52,709
39,916	Government National Mortgage Association I, 6.000%, 2/15/33	40,914
12,029	Government National Mortgage Association I, 6.000%, 2/15/33	12,939
39,766	Government National Mortgage Association I, 6.000%, 3/15/33	42,858
40,913	Government National Mortgage Association I, 6.000%, 3/15/33	44,091
20,617	Government National Mortgage Association I, 6.000%, 3/15/33	21,513
35,922	Government National Mortgage Association I, 6.000%, 3/15/33	36,810
10,287	Government National Mortgage Association I, 6.000%, 3/15/33	10,530
45,264	Government National Mortgage Association I, 6.000%, 3/15/33	47,619
179,447	Government National Mortgage Association I, 6.000%, 3/15/33	188,791
79,379	Government National Mortgage Association I, 6.000%, 3/15/33	85,510
2,160	Government National Mortgage Association I, 6.000%, 4/15/33	2,209
14,711	Government National Mortgage Association I, 6.000%, 4/15/33	15,093
45,751	Government National Mortgage Association I, 6.000%, 5/15/33	46,928
3,806	Government National Mortgage Association I, 6.000%, 6/15/33	4,036
20,598	Government National Mortgage Association I, 6.000%, 9/15/33	21,937
1,345	Government National Mortgage Association I, 6.000%, 9/15/33	1,376
147	Government National Mortgage Association I, 6.000%, 9/15/33	150
10,826	Government National Mortgage Association I, 6.000%, 10/15/33	11,107
65Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
37,024	Government National Mortgage Association I, 6.000%, 11/15/33	$ 37,902
77,902	Government National Mortgage Association I, 6.000%, 3/15/34	81,081
16,895	Government National Mortgage Association I, 6.000%, 6/15/34	17,863
10,669	Government National Mortgage Association I, 6.000%, 8/15/34	11,369
36,452	Government National Mortgage Association I, 6.000%, 8/15/34	37,317
5,793	Government National Mortgage Association I, 6.000%, 9/15/34	5,952
30,466	Government National Mortgage Association I, 6.000%, 9/15/34	31,231
48,532	Government National Mortgage Association I, 6.000%, 9/15/34	51,696
36,809	Government National Mortgage Association I, 6.000%, 10/15/34	37,673
35,210	Government National Mortgage Association I, 6.000%, 10/15/34	36,241
38,931	Government National Mortgage Association I, 6.000%, 10/15/34	39,909
47,988	Government National Mortgage Association I, 6.000%, 11/15/34	49,955
263,261	Government National Mortgage Association I, 6.000%, 9/15/35	279,912
71,611	Government National Mortgage Association I, 6.000%, 8/15/36	77,340
29,375	Government National Mortgage Association I, 6.000%, 10/15/36	30,600
15,064	Government National Mortgage Association I, 6.000%, 11/15/37	16,112
11,907	Government National Mortgage Association I, 6.000%, 8/15/38	12,253
1,920	Government National Mortgage Association I, 6.500%, 10/15/24	1,937
3,016	Government National Mortgage Association I, 6.500%, 4/15/28	3,117
21,153	Government National Mortgage Association I, 6.500%, 4/15/28	22,208
2,746	Government National Mortgage Association I, 6.500%, 6/15/28	2,838
Pioneer Bond Fund |  | 9/30/2266

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,260	Government National Mortgage Association I, 6.500%, 8/15/28	$ 2,335
3,469	Government National Mortgage Association I, 6.500%, 10/15/28	3,585
1,273	Government National Mortgage Association I, 6.500%, 10/15/28	1,316
12,624	Government National Mortgage Association I, 6.500%, 1/15/29	13,045
2,733	Government National Mortgage Association I, 6.500%, 2/15/29	2,824
4,057	Government National Mortgage Association I, 6.500%, 2/15/29	4,193
462	Government National Mortgage Association I, 6.500%, 2/15/29	478
1,035	Government National Mortgage Association I, 6.500%, 3/15/29	1,070
1,054	Government National Mortgage Association I, 6.500%, 3/15/29	1,090
4,423	Government National Mortgage Association I, 6.500%, 3/15/29	4,571
14,867	Government National Mortgage Association I, 6.500%, 3/15/29	15,363
9,308	Government National Mortgage Association I, 6.500%, 3/15/29	9,619
18,025	Government National Mortgage Association I, 6.500%, 5/15/29	18,668
627	Government National Mortgage Association I, 6.500%, 5/15/29	647
546	Government National Mortgage Association I, 6.500%, 5/15/29	564
17,827	Government National Mortgage Association I, 6.500%, 4/15/31	18,422
5,082	Government National Mortgage Association I, 6.500%, 5/15/31	5,302
27,842	Government National Mortgage Association I, 6.500%, 5/15/31	28,772
5,359	Government National Mortgage Association I, 6.500%, 5/15/31	5,578
2,898	Government National Mortgage Association I, 6.500%, 6/15/31	2,995
9,480	Government National Mortgage Association I, 6.500%, 7/15/31	9,797
67Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,055	Government National Mortgage Association I, 6.500%, 8/15/31	$ 19,691
8,104	Government National Mortgage Association I, 6.500%, 9/15/31	8,375
3,034	Government National Mortgage Association I, 6.500%, 10/15/31	3,135
25,694	Government National Mortgage Association I, 6.500%, 10/15/31	26,552
2,941	Government National Mortgage Association I, 6.500%, 10/15/31	3,039
2,070	Government National Mortgage Association I, 6.500%, 11/15/31	2,139
32,284	Government National Mortgage Association I, 6.500%, 11/15/31	34,176
45,610	Government National Mortgage Association I, 6.500%, 1/15/32	47,132
9,452	Government National Mortgage Association I, 6.500%, 1/15/32	9,767
7,123	Government National Mortgage Association I, 6.500%, 2/15/32	7,377
12,328	Government National Mortgage Association I, 6.500%, 2/15/32	12,776
2,337	Government National Mortgage Association I, 6.500%, 2/15/32	2,415
6,184	Government National Mortgage Association I, 6.500%, 2/15/32	6,391
14,846	Government National Mortgage Association I, 6.500%, 2/15/32	15,342
7,099	Government National Mortgage Association I, 6.500%, 3/15/32	7,336
20,162	Government National Mortgage Association I, 6.500%, 3/15/32	20,835
4,910	Government National Mortgage Association I, 6.500%, 4/15/32	5,074
3,680	Government National Mortgage Association I, 6.500%, 4/15/32	3,803
16,088	Government National Mortgage Association I, 6.500%, 4/15/32	16,625
1,770	Government National Mortgage Association I, 6.500%, 5/15/32	1,829
2,138	Government National Mortgage Association I, 6.500%, 5/15/32	2,209
Pioneer Bond Fund |  | 9/30/2268

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,263	Government National Mortgage Association I, 6.500%, 5/15/32	$ 4,405
1,646	Government National Mortgage Association I, 6.500%, 5/15/32	1,701
5,399	Government National Mortgage Association I, 6.500%, 6/15/32	5,579
5,223	Government National Mortgage Association I, 6.500%, 7/15/32	5,397
53,372	Government National Mortgage Association I, 6.500%, 7/15/32	55,686
6,624	Government National Mortgage Association I, 6.500%, 7/15/32	6,845
14,334	Government National Mortgage Association I, 6.500%, 8/15/32	14,865
25,100	Government National Mortgage Association I, 6.500%, 8/15/32	25,938
2,874	Government National Mortgage Association I, 6.500%, 8/15/32	2,970
20,448	Government National Mortgage Association I, 6.500%, 9/15/32	21,131
10,275	Government National Mortgage Association I, 6.500%, 9/15/32	10,618
27,660	Government National Mortgage Association I, 6.500%, 9/15/32	28,583
14,217	Government National Mortgage Association I, 6.500%, 10/15/32	14,691
20,041	Government National Mortgage Association I, 6.500%, 11/15/32	20,971
103,182	Government National Mortgage Association I, 6.500%, 12/15/32	107,763
113,411	Government National Mortgage Association I, 6.500%, 1/15/33	118,825
1,117	Government National Mortgage Association I, 6.500%, 1/15/33	1,154
15,109	Government National Mortgage Association I, 6.500%, 5/15/33	15,613
677	Government National Mortgage Association I, 6.500%, 10/15/33	699
87,974	Government National Mortgage Association I, 6.500%, 6/15/34	90,910
28,975	Government National Mortgage Association I, 6.500%, 4/15/35	29,942
69Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,141	Government National Mortgage Association I, 6.500%, 6/15/35	$ 5,492
14,495	Government National Mortgage Association I, 6.500%, 7/15/35	15,334
52,509	Government National Mortgage Association I, 6.500%, 7/15/35	54,262
1,368	Government National Mortgage Association I, 7.000%, 8/15/23	1,371
6,301	Government National Mortgage Association I, 7.000%, 9/15/24	6,342
1,934	Government National Mortgage Association I, 7.000%, 7/15/25	1,945
1,584	Government National Mortgage Association I, 7.000%, 11/15/26	1,617
3,719	Government National Mortgage Association I, 7.000%, 6/15/27	3,813
4,382	Government National Mortgage Association I, 7.000%, 1/15/28	4,455
2,931	Government National Mortgage Association I, 7.000%, 4/15/28	2,933
5,152	Government National Mortgage Association I, 7.000%, 7/15/28	5,243
383	Government National Mortgage Association I, 7.000%, 8/15/28	394
4,931	Government National Mortgage Association I, 7.000%, 11/15/28	5,130
15,337	Government National Mortgage Association I, 7.000%, 11/15/28	15,869
14,412	Government National Mortgage Association I, 7.000%, 4/15/29	14,483
12,842	Government National Mortgage Association I, 7.000%, 4/15/29	13,012
15,163	Government National Mortgage Association I, 7.000%, 5/15/29	15,219
3,483	Government National Mortgage Association I, 7.000%, 7/15/29	3,534
27,565	Government National Mortgage Association I, 7.000%, 11/15/29	28,089
11,606	Government National Mortgage Association I, 7.000%, 12/15/30	12,136
1,283	Government National Mortgage Association I, 7.000%, 12/15/30	1,287
Pioneer Bond Fund |  | 9/30/2270

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
31,094	Government National Mortgage Association I, 7.000%, 1/15/31	$ 31,165
3,070	Government National Mortgage Association I, 7.000%, 3/15/31	3,077
9,346	Government National Mortgage Association I, 7.000%, 6/15/31	9,853
1,171	Government National Mortgage Association I, 7.000%, 7/15/31	1,229
59,578	Government National Mortgage Association I, 7.000%, 8/15/31	62,482
7,235	Government National Mortgage Association I, 7.000%, 9/15/31	7,283
6,835	Government National Mortgage Association I, 7.000%, 9/15/31	6,870
6,007	Government National Mortgage Association I, 7.000%, 11/15/31	6,060
30,573	Government National Mortgage Association I, 7.000%, 3/15/32	31,282
20,089	Government National Mortgage Association I, 7.000%, 4/15/32	20,496
40,119	Government National Mortgage Association I, 7.000%, 5/15/32	42,457
2,976	Government National Mortgage Association I, 7.500%, 10/15/23	2,998
381	Government National Mortgage Association I, 7.500%, 6/15/24	383
3,365	Government National Mortgage Association I, 7.500%, 8/15/25	3,368
778	Government National Mortgage Association I, 7.500%, 9/15/25	789
2,720	Government National Mortgage Association I, 7.500%, 2/15/27	2,733
9,293	Government National Mortgage Association I, 7.500%, 3/15/27	9,599
17,706	Government National Mortgage Association I, 7.500%, 10/15/27	18,143
9,042	Government National Mortgage Association I, 7.500%, 6/15/29	9,286
4,248	Government National Mortgage Association I, 7.500%, 8/15/29	4,253
7,112	Government National Mortgage Association I, 7.500%, 9/15/29	7,119
71Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,627	Government National Mortgage Association I, 7.500%, 2/15/31	$ 11,734
10,492	Government National Mortgage Association I, 7.500%, 2/15/31	10,503
4,601	Government National Mortgage Association I, 7.500%, 3/15/31	4,636
10,196	Government National Mortgage Association I, 7.500%, 12/15/31	10,306
1,554	Government National Mortgage Association I, 7.750%, 2/15/30	1,556
137,432	Government National Mortgage Association II, 3.500%, 3/20/45	125,257
247,437	Government National Mortgage Association II, 3.500%, 4/20/45	226,659
491,512	Government National Mortgage Association II, 3.500%, 4/20/45	450,132
169,927	Government National Mortgage Association II, 3.500%, 4/20/45	155,626
601,426	Government National Mortgage Association II, 3.500%, 3/20/46	550,751
20,000,000	Government National Mortgage Association II, 3.500%, 9/1/52	18,211,651
1,866,225	Government National Mortgage Association II, 4.000%, 7/20/44	1,771,114
74,052	Government National Mortgage Association II, 4.000%, 9/20/44	70,312
452,641	Government National Mortgage Association II, 4.000%, 10/20/44	429,548
1,351,549	Government National Mortgage Association II, 4.000%, 10/20/46	1,282,787
811,462	Government National Mortgage Association II, 4.000%, 2/20/48	764,284
1,118,112	Government National Mortgage Association II, 4.000%, 4/20/48	1,052,528
20,000,000	Government National Mortgage Association II, 4.000%, 9/20/52	18,699,592
19,039	Government National Mortgage Association II, 4.500%, 12/20/34	18,813
96,564	Government National Mortgage Association II, 4.500%, 1/20/35	95,417
15,259	Government National Mortgage Association II, 4.500%, 3/20/35	15,080
Pioneer Bond Fund |  | 9/30/2272

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
359,448	Government National Mortgage Association II, 4.500%, 9/20/41	$ 355,190
1,317,973	Government National Mortgage Association II, 4.500%, 9/20/44	1,308,891
483,682	Government National Mortgage Association II, 4.500%, 10/20/44	479,218
954,585	Government National Mortgage Association II, 4.500%, 11/20/44	946,255
1,049,254	Government National Mortgage Association II, 4.500%, 2/20/48	1,020,266
27,000,000	Government National Mortgage Association II, 4.500%, 9/20/52	25,876,224
67,051	Government National Mortgage Association II, 5.500%, 3/20/34	70,051
54,294	Government National Mortgage Association II, 5.500%, 4/20/34	55,389
37,232	Government National Mortgage Association II, 5.500%, 10/20/37	37,297
52,931	Government National Mortgage Association II, 5.750%, 6/20/33	53,344
14,851	Government National Mortgage Association II, 5.900%, 1/20/28	15,029
25,758	Government National Mortgage Association II, 5.900%, 7/20/28	25,879
6,419	Government National Mortgage Association II, 6.000%, 10/20/31	6,679
31,831	Government National Mortgage Association II, 6.000%, 1/20/33	33,709
34,918	Government National Mortgage Association II, 6.000%, 10/20/33	36,981
20,493	Government National Mortgage Association II, 6.000%, 6/20/34	21,704
52,921	Government National Mortgage Association II, 6.450%, 1/20/33	53,155
1,469	Government National Mortgage Association II, 6.500%, 1/20/24	1,473
12,694	Government National Mortgage Association II, 6.500%, 8/20/28	13,041
641	Government National Mortgage Association II, 6.500%, 2/20/29	660
228	Government National Mortgage Association II, 6.500%, 3/20/29	233
73Pioneer Bond Fund |  | 9/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,786	Government National Mortgage Association II, 6.500%, 4/20/29	$ 8,001
4,281	Government National Mortgage Association II, 6.500%, 4/20/31	4,426
3,107	Government National Mortgage Association II, 6.500%, 6/20/31	3,217
15,026	Government National Mortgage Association II, 6.500%, 10/20/32	15,683
20,751	Government National Mortgage Association II, 6.500%, 3/20/34	21,679
1,714	Government National Mortgage Association II, 7.000%, 5/20/26	1,742
6,352	Government National Mortgage Association II, 7.000%, 8/20/27	6,552
5,497	Government National Mortgage Association II, 7.000%, 6/20/28	5,658
24,452	Government National Mortgage Association II, 7.000%, 11/20/28	25,150
22,716	Government National Mortgage Association II, 7.000%, 1/20/29	23,465
2,011	Government National Mortgage Association II, 7.000%, 2/20/29	2,068
689	Government National Mortgage Association II, 7.000%, 12/20/30	713
3,666	Government National Mortgage Association II, 7.000%, 1/20/31	3,819
1,917	Government National Mortgage Association II, 7.000%, 3/20/31	2,004
12,048	Government National Mortgage Association II, 7.000%, 7/20/31	12,734
4,161	Government National Mortgage Association II, 7.000%, 11/20/31	4,350
4,424	Government National Mortgage Association II, 7.500%, 5/20/30	4,656
1,202	Government National Mortgage Association II, 7.500%, 6/20/30	1,249
1,984	Government National Mortgage Association II, 7.500%, 7/20/30	2,036
4,318	Government National Mortgage Association II, 7.500%, 8/20/30	4,570
2,120	Government National Mortgage Association II, 7.500%, 12/20/30	2,245
Pioneer Bond Fund |  | 9/30/2274

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4	Government National Mortgage Association II, 8.000%, 5/20/25	$ 4
624	Government National Mortgage Association II, 9.000%, 11/20/24	625
75,000,000(f)	U.S. Treasury Bills, 10/4/22	74,994,966
110,000,000(f)	U.S. Treasury Bills, 10/11/22	109,940,112
70,000,000(f)	U.S. Treasury Bills, 10/18/22	69,926,165
280,000,000(f)	U.S. Treasury Bills, 10/25/22	279,566,448
	Total U.S. Government and Agency Obligations (Cost $2,096,918,452)	$2,006,716,477

	SHORT TERM INVESTMENTS — 1.7% of Net Assets
	Repurchase Agreements — 1.4%
15,060,000	$15,060,000 Scotia Capital Inc., 3.03%, dated 9/30/22 plus accrued interest on 10/3/22 collateralized by $15,365,080 Federal National Mortgage Association, 4.5%, 7/1/52-9/1/52	$ 15,060,000
11,850,000	$11,850,000 RBC Dominion Securities Inc., 3.0%, dated 9/30/22 plus accrued interest on 10/3/22 collateralized by $12,090,022 Federal National Mortgage Association, 3.0%-3.5%, 2/1/43-8/1/50	11,850,000
15,930,000	$15,930,000 Toronto-Dominion Bank, 2.99%, dated 9/30/22 plus accrued interest on 10/3/22 collateralized by $16,248,664 U.S. Treasury Note, 3.25%, 6/30/29	15,930,000
15,930,000	$15,930,000 Toronto-Dominion Bank, 3.01%, dated 9/30/22 plus accrued interest on 10/3/22 collateralized by $16,248,600 Government National Mortgage Association, 3.0%, 9/20/51	15,930,000
		$58,770,000
75Pioneer Bond Fund |  | 9/30/22

Shares		Value
	Open-End Fund — 0.3%
13,933,793(m)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 13,933,793
		$13,933,793
	TOTAL SHORT TERM INVESTMENTS (Cost $72,703,793)	$72,703,793
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 112.7% (Cost $5,362,614,581)	$4,808,216,243
	OTHER ASSETS AND LIABILITIES — (12.7)%	$(542,545,501)
	net assets — 100.0%	$4,265,670,742

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2022, the value of these securities amounted to $1,705,424,639, or 40.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2022.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2022.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2022.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Consists of Revenue Bonds unless otherwise indicated.
Pioneer Bond Fund |  | 9/30/2276

Schedule of Investments  |  9/30/22
(unaudited) (continued)
(i)	Represents a General Obligation Bond.
(j)	Issued as participation notes.
(k)	Non-income producing security.
(l)	Issued as preference shares.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022	12/30/2021	$1,006,000	$1,042,614
Ailsa Re 2022	6/30/2022	1,208,550	1,229,439
Alturas Re 2019-1	12/20/2018	2,200	10,061
Alturas Re 2019-2	12/19/2018	34,018	11,573
Alturas Re 2019-3	6/26/2019	24,550	555
Alturas Re 2020-1A	12/27/2019	285,668	8,284
Alturas Re 2020-1B	1/1/2020	363,577	10,544
Alturas Re 2020-2	1/1/2020	540,698	114,628
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	206,902	—
Alturas Re 2021-3	8/16/2021	77,354	60,686
Alturas Re 2022-2	1/18/2022	3,159,827	2,641,931
Ballybunion Re 2020	12/31/2019	548,976	903,793
Ballybunion Re 2021-3	8/4/2021	47,291	100,616
Ballybunion Re 2022	3/9/2022	1,750,000	1,772,867
Ballybunion Re 2022-2	8/5/2022	3,000,000	3,031,742
Ballybunion Re 2022-3	8/5/2022	4,000,000	3,981,874
Ballylifin Re 2022	7/15/2022	1,629,000	1,914,901
Bantry Re 2016	2/6/2019	120,900	60,000
Bantry Re 2019	2/1/2019	—	169,818
Bantry Re 2020	2/4/2020	—	310,864
Bantry Re 2021	1/11/2021	721,174	649,747
Bantry Re 2022	2/2/2022	4,171,573	4,349,625
Berwick Re 2018-1	1/10/2018	1,488,753	787,862
Berwick Re 2019-1	12/31/2018	870,105	870,167
Berwick Re 2020-1	9/24/2020	—	300
Berwick Re 2022	12/28/2021	4,500,000	4,661,744
77Pioneer Bond Fund |  | 9/30/22

Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	3/11/2022	$250,000	$2,500
Caelus Re V	4/27/2017	100,000	75,000
Carnoustie Re 2020	7/16/2020	91,015	271,200
Carnoustie Re 2021	1/25/2021	62,107	87,866
Carnoustie Re 2022	1/20/2022	1,000,000	1,059,539
Celadon Re 2022	9/13/2022	1,701,203	1,845,763
Commonwealth Re	6/15/2022	1,000,000	994,800
Denning Re 2022	7/11/2022	1,709,447	1,720,648
Dingle Re 2020	2/13/2020	—	4,463
Easton Re Pte	7/19/2022	244,012	239,500
Eden Re II	1/22/2019	6,926	153,104
Eden Re II	12/23/2019	528,889	330,880
Eden Re II	12/16/2019	210,000	120,540
Eden Re II	12/14/2018	1,728	15,650
Eden Re II	1/25/2021	1,582,963	1,209,384
Eden Re II	1/21/2022	5,200,000	5,303,480
Flavescent Re 2022	7/26/2022	13,537,500	14,606,263
FloodSmart Re	2/9/2021	759,375	75,000
FloodSmart Re	2/16/2021	1,250,000	250,000
FloodSmart Re	2/14/2022	2,000,000	800,000
Formby Re 2018	7/9/2018	56,433	99,807
Four Lakes Re	12/15/2021	500,000	495,250
Gamboge Re 2022	4/11/2022	4,946,117	5,214,521
Gleneagles Re 2018	12/27/2017	80,273	118,300
Gleneagles Re 2021	1/13/2021	300,732	277,857
Gleneagles Re 2022	1/18/2022	1,250,000	1,302,083
Gullane Re 2018	3/26/2018	—	131,133
Gullane Re 2022	2/14/2022	6,000,000	6,446,415
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	2,500
Harambee Re 2020	2/27/2020	—	63,600
Herbie Re	10/19/2020	500,000	425,000
Integrity Re	5/9/2022	750,000	37,500
International Bank for Reconstruction & Development	2/28/2020	250,000	248,750
Isosceles Re 2022	8/11/2022	1,871,288	1,973,000
Isosceles Re 2022-A	7/6/2022	1,939,276	1,984,600
Isosceles Re 2022-A	7/6/2022	1,931,376	1,984,800
Kilimanjaro III Re	6/15/2022	1,000,000	990,000
Limestone Re	6/20/2018	1,101	—
Limestone Re	12/15/2016	10,856	7
Limestone Re 2020-1	12/27/2019	7,100	18,176
Limestone Re 2020-1	12/15/2016	2,400	6,144
Lion Rock Re 2019	12/17/2018	—	—
Pioneer Bond Fund |  | 9/30/2278

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Lion Rock Re 2020	3/27/2020	$—	$—
Lion Rock Re 2021	3/1/2021	323,829	214,250
Long Point Re IV	5/13/2022	3,500,000	3,482,500
Lorenz Re 2019	6/26/2019	691,763	5,687
Matterhorn Re	1/29/2020	1,248,621	1,098,875
Matterhorn Re	12/15/2021	250,000	241,250
Matterhorn Re	3/10/2022	2,000,000	1,920,000
Matterhorn Re	3/10/2022	1,000,000	970,000
Merion Re 2018-2	12/28/2017	288,065	1,059,800
Merion Re 2021-2	12/28/2020	2,448,845	1,768,500
Merion Re 2022-1	1/25/2022	214,942	240,051
Merion Re 2022-2	3/1/2022	6,551,154	6,901,361
Northshore Re II	6/22/2022	750,000	739,500
Oakmont Re 2017	5/10/2017	—	29,400
Oakmont Re 2020	12/3/2020	68,458	270,824
Oakmont Re 2022	5/9/2022	4,079,641	4,344,042
Old Head Re 2022	1/6/2022	188,289	233,293
Pangaea Re 2016-2	5/31/2016	—	5,350
Pangaea Re 2018-1	12/26/2017	543,427	80,007
Pangaea Re 2018-3	5/31/2018	1,565,597	134,832
Pangaea Re 2019-1	1/9/2019	42,174	83,704
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2020-3	9/2/2020	—	70,391
Pangaea Re 2022-1	1/11/2022	4,727,246	5,052,150
Pangaea Re 2022-3	6/15/2022	2,750,000	2,822,314
Phoenician Re	12/1/2021	1,000,000	951,000
Phoenix One Re	12/21/2020	1,250,000	1,394,875
Pine Valley Re 2022	1/12/2022	911,513	977,060
Port Royal Re 2022	6/2/2022	483,420	490,109
Portsalon Re 2022	7/15/2022	404,317	434,542
Rosapenna Re 2022	8/26/2022	2,000,000	2,023,249
Sanders Re II	11/23/2021	2,754,375	2,634,500
Sector Re V	1/1/2020	99,999	287,645
Sector Re V	4/23/2019	600,000	472,456
Sector Re V	5/1/2019	1,914	47,389
Sector Re V	12/4/2019	200,000	575,296
Sector Re V	4/29/2020	3,490	50,165
Sector Re V	12/4/2020	3,326	95,947
Sector Re V	12/21/2020	5,986	172,682
Sector Re V	12/6/2021	500,000	461,883
Sector Re V	1/5/2022	4,199,987	3,879,578
Shadow Creek Re 2021	8/31/2021	—	7,593
Streamsong Re 2022	6/9/2022	3,695,000	3,930,945
Sussex Re 2020-1	1/21/2020	—	5,415
79Pioneer Bond Fund |  | 9/30/22

Restricted Securities	Acquisition date	Cost	Value
Sussex Re 2021-1	1/26/2021	$122,560	$117,500
Sutter Re	6/30/2022	1,738,446	1,720,250
Thopas Re 2019	12/21/2018	—	21,600
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/15/2022	4,000,000	3,957,200
Torricelli Re 2021	7/2/2021	—	389,861
Torricelli Re 2022	7/26/2022	4,500,000	4,080,600
Vermillion Re 2022	2/22/2022	2,866,500	2,964,884
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	38,999	—
Viribus Re 2019	12/27/2018	—	25,915
Viribus Re 2020	3/12/2020	421,904	182,141
Viribus Re 2022	4/18/2022	3,000,000	3,060,000
Vitality Re X	2/3/2020	2,499,703	2,487,000
Vitality Re XI	1/31/2020	997,165	977,200
Walton Health Re 2019	7/18/2019	114,448	192,636
Walton Health Re 2022	7/13/2022	2,083,750	2,215,291
Woburn Re 2018	3/20/2018	511,114	55,807
Woburn Re 2019	1/30/2019	780,586	952,743
Total Restricted Securities			$153,914,220
% of Net assets			3.6%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,595	U.S. 2 Year Note (CBT)	12/30/22	$331,305,993	$327,598,048	$(3,707,945)
1,910	U.S. 5 Year Note (CBT)	12/30/22	212,266,700	205,339,917	(6,926,783)
3,114	U.S. Ultra Bond (CBT)	12/20/22	461,629,589	426,618,000	(35,011,589)
			$1,005,202,282	$959,555,965	$(45,646,317)
Pioneer Bond Fund |  | 9/30/2280

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2,849	U.S. 10 Year Ultra Bond (CBT)	12/20/22	$(350,948,191)	$(337,561,999)	$13,386,192
847	U.S. 10 Year Note (CBT)	12/20/22	(99,403,928)	(94,916,937)	4,486,991
85	U.S. Long Bond (CBT)	12/20/22	(11,549,157)	(10,744,531)	804,626
			$(461,901,276)	$(443,223,467)	$18,677,809
TOTAL FUTURES CONTRACTS			$543,301,006	$516,332,498	$(26,968,508)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
597,861,000	Markit CDX North America High Yield Index Series 38	Pay	5.00%	6/22/27	$6,132,112	$6,890,450	$13,022,562
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$6,132,112	$6,890,450	$13,022,562
TOTAL SWAP CONTRACTS					$6,132,112	$6,890,450	$13,022,562

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
81Pioneer Bond Fund |  | 9/30/22

The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$20,088,381	$—	$20,088,381
Asset Backed Securities	—	359,918,615	—	359,918,615
Collateralized Mortgage Obligations	—	627,000,376	—	627,000,376
Commercial Mortgage-Backed Securities	—	303,457,721	—	303,457,721
Corporate Bonds	—	1,161,898,394	—	1,161,898,394
Convertible Preferred Stocks	67,318,000	—	—	67,318,000
Municipal Bonds	—	35,200,266	—	35,200,266
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,042,614	1,042,614
Multiperil – Massachusetts	—	—	3,384,629	3,384,629
Multiperil – U.S.	—	—	10,285,464	10,285,464
Multiperil – Worldwide	—	—	10,942,942	10,942,942
Windstorm – Florida	—	—	2,072,807	2,072,807
Windstorm - North Carolina	—	—	3,969,400	3,969,400
Windstorm – U.S	—	—	7,593	7,593
Windstorm – U.S. Regional	—	—	4,644,266	4,644,266
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,484,705	1,484,705
Multiperil – Worldwide	—	—	70,807,432	70,807,432
Industry Loss Warranties
Earthquakes - U.S.	—	—	2,964,884	2,964,884
Windstorm – U.S	—	—	1,914,901	1,914,901
Windstorm – U.S. Regional	—	—	18,537,208	18,537,208
All Other Insurance-Linked Securities	—	21,855,375	—	21,855,375
U.S. Government and Agency Obligations	—	2,006,716,477	—	2,006,716,477
Repurchase Agreements	—	58,770,000	—	58,770,000
Open-End Fund	13,933,793	—	—	13,933,793
Total Investments in Securities	$81,251,793	$4,594,905,605	$132,058,845	$4,808,216,243
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(26,968,508)	$—	$—	$(26,968,508)
Swap contracts, at value	—	13,022,562	—	13,022,562
Total Other Financial Instruments	$(26,968,508)	$13,022,562	$—	$(13,945,946)
Pioneer Bond Fund |  | 9/30/2282

Schedule of Investments  |  9/30/22
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 6/30/22	$102,083,340
Realized gain (loss)	(566,149)
Changed in unrealized appreciation (depreciation)	1,445,512
Accrued discounts/premiums	(7,339,184)
Purchases	40,307,158
Sales	(3,871,832)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 9/30/22	$132,058,845
*	Transfers are calculated on the beginning of period values. During the three months ended September 30, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2022:	$1,175,023
83Pioneer Bond Fund |  | 9/30/22